Multi-Manager Alternative Strategies Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AGL CLO 9 Ltd.(a),(b)
Series 2020-9A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2037	3.648%	195,000	195,093
Allegro CLO Ltd.(a),(b)
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	5.567%	500,000	500,962
ALLO Issuer LLC(a)
Series 2023-1A Class C
06/20/2053	12.180%	163,000	163,000
Series 2024-1A Class C
07/20/2054	11.190%	342,200	359,123
Series 2025-1A Class C
04/20/2055	8.100%	272,045	278,160
Apidos CLO XI(a),(c)
Subordinated Series 2011A Class SUB
04/17/2034	4.000%	1,225,000	186,760
APL Finance DAC(a)
Series 2025-1A Class C
03/20/2036	5.820%	655,000	649,938
Ares LXV CLO Ltd.(a),(b)
Series 2025-65A Class DR
3-month Term SOFR + 2.950% Floor 2.950% 07/25/2034	6.617%	300,000	297,667
AutoNation Finance Trust(a)
Series 2026-1A Class D
01/11/2034	5.070%	175,000	173,358
Subordinated Series 202 Class C
12/10/2030	5.190%	105,000	105,886
Subordinated Series 2025-1A Class D
09/10/2032	5.630%	65,000	65,533
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-2A Class D
02/20/2028	4.080%	355,000	352,027
Series 2022-1 Class D
08/21/2028	6.360%	320,000	320,992
Series 2024-2A Class D
10/20/2028	7.430%	365,000	368,724
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4RR Class DBR2
3-month Term SOFR + 2.950% 10/20/2036	6.625%	325,000	320,560
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2022-20A Class C1R3
3-month Term SOFR + 2.800% Floor 2.800% 10/15/2036	6.473%	225,000	220,611
Bayview Opportunity Master Fund VII(a),(b)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.112%	408,084	411,939
Benefit Street Partners CLO Ltd.(a),(b)
Series 2026-50A Class E
3-month Term SOFR + 5.250% Floor 5.250% 07/15/2039	8.851%	250,000	249,211
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	5.613%	525,000	526,507
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	5.537%	500,000	500,744
Canon Music Issuer Trust(a)
Series 2026-1A Class A
05/01/2076	5.521%	175,000	174,882
Carvana Auto Receivables Trust(a),(d)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	148,581
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	270,430
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	5.485%	87,983	88,095
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class C
05/20/2055	9.408%	420,000	438,709
Series 2025-4A Class A2
12/20/2055	5.522%	295,000	297,119
DataBank Issuer(a)
Series 2026-1 Class B
02/25/2056	6.493%	155,000	154,724

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DB Master Finance LLC(a)
Series 2025-1 Class A2II
08/20/2055	5.165%	184,075	180,617
DB Master Finance LLC(a),(e)
Series 2026-1A Class A2II
05/20/2056	5.432%	355,000	355,000
Domino’s Pizza Master Issuer LLC(a)
Series 2025-1A Class A2II
07/25/2055	5.217%	120,000	118,973
Eaton Vance CLO Ltd.(a),(b),(e)
Series 2019-1AR Class CR3
3-month Term SOFR + 1.900% Floor 1.900% 07/15/2037	3.638%	375,000	375,000
Flexential Issuer LLC(a)
Series 2025-2A Class A2
10/25/2060	6.460%	150,000	149,694
GCM CLO Ltd.(a),(b),(e)
Series 2026-1A Class E
3-month Term SOFR + 5.500% Floor 5.500% 07/20/2039	3.653%	250,000	250,060
GoldenTree Loan Management US CLO 15 Ltd.(a),(b)
Series 2022-15 Class DR2
3-month Term SOFR + 2.650% Floor 2.650% 10/20/2038	6.325%	300,000	300,643
GoldenTree Loan Management US CLO 30 Ltd.(a),(b),(e)
Series 2026-30A Class E
3-month Term SOFR + 4.950% Floor 4.950% 07/20/2039	0.000%	300,000	300,010
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	108,333	108,460
Hertz Vehicle Financing III LP(a)
Subordinated Series 2021-2A Class D
12/27/2027	4.340%	730,000	724,089
Higley Park CLO Ltd.(a),(c)
Subordinated Series 2025-1A Class SUB
07/24/2038	0.000%	450,000	320,440
Hotwire Funding LLC(a)
Series 2021-1 Class C
11/20/2051	4.459%	775,000	770,949
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	235,670
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	6.225%	213,411	214,303
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ICG US CLO Ltd.(a),(b)
Series 2022-1A Class DR
3-month Term SOFR + 3.100% Floor 3.100% 10/20/2038	6.775%	350,000	351,569
Invesco US CLO Ltd.(a),(c)
Series 2024-4 Class Y
01/15/2038	0.000%	350,000	7,580
Subordinated Series 2024-4
01/15/2038	3.000%	350,000	192,416
Iskandar Enterprise LLC(a)
Series 2026-1A Class A23
04/17/2056	5.538%	240,000	239,099
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	495,958	455,521
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	350,562	352,542
Series 2026-1A Class A2II
02/15/2056	5.481%	314,213	309,396
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	55,058	54,853
LCM Ltd.(a),(b)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	5.573%	525,000	525,074
Madison Park Funding XXXVI Ltd.(a),(b)
Series 2025-36A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 04/15/2035	5.523%	475,000	474,400
Magnetite XLII Ltd.(a),(c)
Series 2024-42A Class
01/25/2038	0.000%	750,000	447,525
MetroNet Infrastructure Issuer LLC(a)
Series 2025-2 Class B
08/20/2055	5.590%	335,000	334,042
Series 2025-4A Class C
12/20/2055	7.112%	165,000	165,559
New Mountain CLO Ltd.(a),(d)
Series 2025-8A Class M
10/20/2038	0.000%	50,000	5
New Mountain CLO Ltd.(a),(c)
Subordinated Series 2025-8A Class SUB
10/20/2038	0.000%	500,000	333,483
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP CLO Ltd.(a),(b),(e)
Series 2026-50A Class E
3-month Term SOFR + 5.000% Floor 5.000% 07/15/2039	3.664%	250,000	250,017
OCP CLO Ltd.(a),(c)
Subordinated Series 2015-9A
01/15/2037	0.000%	1,100,000	301,733
Peebles Park CLO Ltd.(a),(b)
Series 2024-1AR Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/21/2037	3.649%	510,000	510,000
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	5.407%	298,555	298,740
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.587%	448,279	448,614
Sixth Street CLO VIII Ltd.(a),(b)
Series 2017-5A Class CR2
3-month Term SOFR + 2.950% Floor 2.950% 10/20/2034	6.625%	350,000	347,013
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.349%	740,000	799,743
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	5.799%	85,996	85,905
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.999%	500,000	501,131
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	4.710%	199,458	197,354
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	4.519%	188,396	178,313
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	5.560%	550,000	545,637
Sona US CLO 1 Ltd.(a),(b)
Series 2026-1A Class E
3-month Term SOFR + 6.750% Floor 6.750% 04/25/2039	3.674%	425,000	423,669
Sona US CLO 2 Ltd.(a),(b),(e)
Series 2026-2A Class E
3-month Term SOFR + 5.400% Floor 5.400% 07/22/2039	3.660%	250,000	250,009
Stonepeak ABS(a)
Series 2021-1 Class B
02/28/2033	3.821%	235,691	231,681
SVC ABS LLC(a)
Series 2026-1 Class M
03/20/2056	7.549%	400,000	413,646
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	495,689
Subordinated Series 2024-2A Class C
06/25/2054	10.033%	370,000	376,544
Taco Bell Funding LLC(a)
Series 2025-1A Class A2II
08/25/2055	5.049%	355,000	345,437
US Bank C&I Credit-Linked Notes(a),(b)
Series 2025-SUP2 Class E
30-day Average SOFR + 3.700% 09/25/2032	7.312%	185,855	187,666
Series 2025-SUP2 Class R
30-day Average SOFR + 6.500% 08/31/2032	10.112%	297,368	299,780
VB-S1 Issuer LLC(a)
Series 2026-1A Class F
03/15/2056	6.843%	275,000	275,789
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	270,000	271,341
Total Asset-Backed Securities — Non-Agency (Cost $25,127,260)			24,501,758

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(f)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	34,979

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(f)
CMO Series K057 Class X1
07/25/2026	1.093%	3,039,883	53,626
Series K060 Class X3
12/25/2044	1.899%	1,349,985	9,922
Series KC07 Class X1
09/25/2026	0.668%	2,975,160	5,406
Series KL05 Class X1HG
12/25/2027	1.222%	2,389,070	42,444
Series KLU3 Class X1
01/25/2031	1.917%	1,496,652	92,884
Series KS06 Class X
08/25/2026	0.983%	481,990	30
Series Q004 Class XFL
05/25/2044	1.174%	732,987	27,867
Federal National Mortgage Association(c),(f)
Series 2016-M11B Class X2
07/25/2039	2.968%	294,287	4,019
Series 2016-M4 Class X2
01/25/2039	2.691%	239,845	8,189
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	68,825
Freddie Mac Mscr Trust(a),(b)
Series 2025-MN12 Class B1
30-day Average SOFR + 4.500% 11/25/2045	8.112%	425,000	428,174
Freddie Mac MSCR Trust(a),(b)
Series 2026-MN13 Class M2
30-day Average SOFR + 2.950% 03/25/2046	6.562%	200,000	199,999
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(f)
Series K096 Class X3 (FHLMC)
07/25/2029	2.043%	3,390,000	182,450
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.064%	200,443	188,967
Government National Mortgage Association(c),(f)
CMO Series 2014-103 Class IO
05/16/2055	0.184%	977,752	4,653
Series 2012-4 Class IO
05/16/2052	0.000%	1,284,938	13
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,668,480)			1,352,447

Commercial Mortgage-Backed Securities - Non-Agency(g) 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1211 Avenue of the Americas Trust(a),(c)
Subordinated Series 2015-1211 Class B
08/10/2035	4.092%	380,000	363,850
245 Park Avenue Trust(a),(c)
Subordinated Series 2017-245P Class E
06/05/2037	3.779%	550,000	535,758
AMSR Trust(a)
Series 2025-SFR1 Class E1
06/17/2042	3.655%	630,000	576,609
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	93,126
BBCMS Trust(a),(c)
Subordinated Series 2015-SRCH Class D
08/10/2035	4.957%	380,000	354,619
BGME Trust(a),(c)
Series 2021-VR Class C
01/10/2043	3.094%	300,000	229,937
BOCA Commercial Mortgage Trust(a),(b)
Series 2025-BOCA Class A
1-month Term SOFR + 1.600% Floor 1.600% 12/15/2042	5.227%	170,000	170,425
BOS Trust(a),(c)
Subordinated Series 2026-LYRK Class D
05/11/2041	6.394%	65,000	64,226
BSPDF Issuer LLC(a),(b)
Series 2026-FL4 Class D
1-month CMT + 2.750% Floor 2.750% 11/18/2043	6.400%	300,000	300,187
BSPRT Issuer LLC(a),(b)
Series 2026-FL13 Class D
1-month Term SOFR + 3.050% Floor 3.050% 10/18/2043	6.700%	400,000	401,400
BX Commercial Mortgage Trust(a),(b)
Series 2024-AIRC Class C
1-month Term SOFR + 2.590% Floor 2.590% 08/15/2039	6.218%	390,263	391,970
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	5.019%	186,098	186,389
Subordinated Series 2025-SPOT Class E
1-month Term SOFR + 3.690% Floor 3.690% 04/15/2040	7.317%	430,655	430,800
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	250,000	231,453
BX Trust(a),(b)
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2042	6.818%	406,000	403,208
Series 2026-CIP Class D
1-month Term SOFR + 2.100% Floor 2.100% 05/15/2038	5.750%	400,000	402,001
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	7.266%	278,000	275,220
Subordinated Series 2025-TAIL Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2035	6.105%	315,000	315,394
Subordinated Series 2025-VOLT Class D
1-month Term SOFR + 2.750% Floor 2.750% 12/15/2044	6.627%	145,000	144,819
Subordinated Series 2026-CIP Class C
1-month Term SOFR + 1.650% Floor 1.650% 05/15/2038	5.450%	105,000	105,328
BXP Trust(a),(c)
Subordinated Series 2017-GM Class D
06/13/2039	3.539%	630,000	615,928
CHI Commercial Mortgage Trust(a),(c)
Series 2025-SFT Class D
04/15/2042	7.569%	560,000	571,952
Citigroup Commercial Mortgage Trust(c),(f)
Series 2016-P3 Class XA
04/15/2049	1.446%	497,808	39
Citigroup Commercial Mortgage Trust(a),(c)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	137,232
Commercial Mortgage Trust(c),(f)
Series 2012-CR4 Class XA
10/15/2045	1.289%	672,394	16,071
CoreVest American Finance Trust(a),(c),(f)
Series 2019-3 Class XA
10/15/2052	2.147%	12,673	28
Series 2020-1 Class XA
03/15/2050	2.411%	107,420	2,966
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	90,370	85,883
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.766%	423,000	373,639
DBGS Mortgage Trust(a),(b)
Series 2021-W52 Class C
1-month Term SOFR + 1.650% Floor 2.300% 10/15/2036	6.041%	520,000	511,586
DBGS Mortgage Trust(c)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.748%	542,000	529,847
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.757%	420,000	404,402
DOLP Trust(a),(c)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	434,853
FirstKey Homes Trust(a)
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	841,356
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	812,938
Great Wolf Trust(a),(b)
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.018%	360,000	361,913
Series 2024-WOLF Class F
1-month Term SOFR + 4.438% Floor 4.438% 03/15/2039	8.065%	430,000	433,225
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.591%	460,000	447,974
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	450,000	445,056
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	74,152
ILPT Commercial Mortgage Trust(a),(c)
Series 2025-LPF2 Class E
07/15/2042	8.472%	485,000	495,715

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class B
1-month Term SOFR + 1.750% Floor 1.750% 03/15/2042	5.377%	245,000	245,000
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	5.877%	105,000	105,000
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	354,125
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	8.887%	216,033	201,390
JW Commercial Mortgage Trust(a),(b)
Series 2026-MRCO Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2039	6.100%	100,000	100,531
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	5.421%	405,000	366,296
MAD Commercial Mortgage Trust(a),(c)
Series 2025-11MD Class D
10/15/2042	6.571%	580,000	585,318
Morgan Stanley Bank of America Merrill Lynch Trust(c),(f)
Series 2016-C31 Class XA
11/15/2049	1.309%	1,450,178	905
Natixis Commercial Mortgage Securities Trust(a),(c),(f)
Series 2020-2PAC Class XA
12/15/2038	1.540%	648,394	5,458
Series 2020-2PAC Class XB
12/15/2038	1.102%	2,665,000	15,783
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	53,097
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	4.868%	270,000	269,831
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.096%	425,000	425,504
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	4.992%		372,000	360,608
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.077%		670,000	669,791
Progress Residential Trust(a),(c)
Series 2024-SFR5 Class E2
08/09/2029	3.625%		740,000	680,427
Progress Residential Trust(a)
Series 2025-SFR1 Class E2
02/17/2042	3.750%		631,000	583,647
Series 2026-SFR1 Class D
02/17/2043	4.000%		230,000	214,253
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%		788,000	741,905
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%		910,000	858,251
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%		450,000	423,590
RIDE(a),(c)
Series 2025-SHRE Class D
02/14/2035	6.972%		400,000	402,549
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%		570,000	594,024
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%		100,000	101,178
Sequoia Logistics DAC(a),(b)
Series 2025-1A Class E
3-month EURIBOR + 3.800% 02/17/2037	5.799%	EUR	260,000	301,747
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%		425,000	371,351
Series 2015-5AVE Class A2B
01/05/2043	4.144%		35,000	30,551
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%		345,000	269,327
SLG Office Trust(a)
Series 2021-OVA Class G
07/15/2041	2.851%		470,000	374,971
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
SLG Office Trust(a),(c)
Subordinated Series 2026-OMA Class E
04/15/2041	7.188%		320,000	320,853
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	5.577%		430,000	429,463
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.327%		350,000	349,234
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	6.995%		625,000	618,554
Tricon Residential Trust(a)
Subordinated Series 2021-SFR1 Class F
07/17/2038	3.692%		670,000	667,319
UK Logistics DAC(a),(b)
Series 2025-1A Class E
SONIA + 5.500% 05/17/2035	9.230%	GBP	170,382	229,912
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2024-SVEN Class D
06/10/2037	6.534%		667,000	669,437
Wells Fargo Commercial Mortgage Trust(c)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%		560,000	554,546
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $26,781,361)				27,119,200

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Ardagh Holdings SA(h),(i)	8,977	58,350
Total Financials		58,350
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(h)	5,056	32,864
Total Health Care		32,864
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(h)	30,741	208
Total Real Estate		208
Total Common Stocks (Cost $73,880)		91,422

Convertible Bonds(g) 0.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electric 0.4%
CenterPoint Energy, Inc.(a)
08/01/2028	3.000%		680,000	708,900
CMS Energy Corp.(a)
05/01/2031	3.125%		250,000	250,125
Duke Energy Corp.(a)
03/15/2029	3.000%		345,000	340,411
Exelon Corp.(a)
03/15/2029	3.250%		325,000	327,113
FirstEnergy Corp.(a)
01/15/2031	3.875%		420,000	461,370
Southern Co. (The)
06/15/2028	3.250%		165,000	165,495
TXNM Energy, Inc.
06/01/2054	5.750%		265,000	358,333
Total				2,611,747
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	113,498
Media and Entertainment 0.3%
Starz Capital Holdings 1, Inc.(a)
04/15/2030	6.000%		1,938,000	1,845,945
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	381,170
Technology 0.0%
Worldline SA(a),(d)
07/30/2026	0.000%	EUR	75,955	90,543
Total Convertible Bonds (Cost $4,729,711)				5,042,903

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)

Convertible Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Industrials 0.1%
Aerospace & Defense 0.0%
Boeing Co. (The)	6.000%	4,300	311,664
Trading Companies & Distributors 0.1%
QXO, Inc.	5.500%	13,350	651,575
Total Industrials			963,239
Information Technology 0.3%
Software 0.2%
Oracle Corp.	6.500%	15,400	992,530
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.	7.625%	5,750	639,408
Total Information Technology			1,631,938
Utilities 0.3%
Electric Utilities 0.3%
NextEra Energy, Inc.	7.375%	22,950	1,086,453
PPL Corp.	7.000%	8,095	387,346
Southern Co. (The)	7.125%	10,150	511,499
Total			1,985,298
Total Utilities			1,985,298
Total Convertible Preferred Stocks (Cost $4,012,699)			4,580,475

Corporate Bonds & Notes(g) 35.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 0.0%
SBA Tower Trust(a)
01/15/2028	6.599%	240,000	242,738
Aerospace & Defense 0.3%
Boeing Co. (The)
05/01/2050	5.805%	290,000	287,393
TransDigm, Inc.(a)
12/01/2031	7.125%	730,000	758,533
05/31/2033	6.375%	268,000	270,769
01/31/2034	6.250%	115,000	117,664
01/31/2034	6.750%	250,000	256,400
Total			1,690,759
Airlines 0.4%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	146,125	141,576
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		355,000	354,732
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		345,000	317,487
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		256,038	241,040
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
06/01/2028	9.500%		1,214,000	1,213,127
Total				2,267,962
Automotive 0.9%
Allison Transmission, Inc.(a)
01/30/2031	3.750%		100,000	93,659
Clarios Global LP/US Finance Co.(a)
09/15/2032	6.750%		1,650,000	1,690,560
Dealer Tire LLC/DT Issuer(a)
02/01/2028	8.000%		1,500,000	1,483,307
Ford Motor Co.
02/12/2032	3.250%		610,000	540,545
Ford Motor Credit Co. LLC
10/09/2028	5.625%	GBP	215,000	290,424
07/08/2031	4.480%	EUR	235,000	278,562
08/29/2031	6.184%	GBP	285,000	390,103
General Motors Financial Co., Inc.(j),(k)
	6.500%		200,000	199,139
Subordinated
	5.700%		110,000	109,418
IHO Verwaltungs GmbH(a),(l)
05/15/2033	7.375%		60,000	61,671
Robert Bosch GmbH(a)
06/02/2043	4.375%	EUR	100,000	115,110
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		60,000	61,048
Volkswagen International Finance NV(a),(j),(k)
	7.875%	EUR	200,000	265,750
Total				5,579,296
Banking 3.8%
American Express Co.(j),(k)
	3.550%		85,000	84,472
American Express Co.(k)
07/20/2033	4.918%		170,000	170,181
Banco Bilbao Vizcaya Argentaria SA(j),(k)
	7.125%		515,000	518,331
Banco Santander SA(e),(j),(k)
	7.250%		1,200,000	1,207,006
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bank of America Corp.(j),(k)
	4.375%		80,000	79,395
Bank of America Corp.(k)
02/04/2028	2.551%		110,000	108,678
10/24/2031	1.922%		465,000	412,419
03/11/2032	2.651%		135,000	122,512
04/22/2032	2.687%		40,000	36,308
Bank of Montreal(j),(k)
	6.875%		355,000	361,113
Bank of Montreal(k)
11/26/2082	7.325%	CAD	580,000	440,190
Junior Subordinated
11/26/2084	7.300%		785,000	820,742
Bank of Nova Scotia (The)(k)
10/27/2082	8.625%		415,000	433,333
10/27/2085	6.875%		595,000	601,545
Barclays PLC(j),(k)
	7.625%		408,000	427,931
BNP Paribas SA(a),(j),(k)
	7.200%		240,000	240,893
	7.375%		500,000	517,817
Canadian Imperial Bank of Commerce(j),(k)
	6.500%		310,000	309,609
Canadian Imperial Bank of Commerce(k)
10/28/2085	7.000%		445,000	456,738
Citibank NA
05/29/2030	4.914%		100,000	101,355
Citigroup, Inc.(k)
05/01/2032	2.561%		195,000	175,435
ConnectOne Bancorp, Inc.(k)
Subordinated
06/01/2035	8.125%		270,000	283,884
First Citizens BancShares, Inc.(j),(k)
	7.000%		750,000	751,925
First Citizens BancShares, Inc.(k)
Subordinated
03/12/2040	6.254%		395,000	388,531
First Financial Bancorp(k)
Subordinated
12/01/2035	6.375%		245,000	247,872
First Interstate BancSystem, Inc.(k)
Subordinated
06/15/2035	7.625%		180,000	189,000
Five Star Bancorp(a),(k)
Subordinated
09/01/2032	6.000%		95,000	91,250
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Flagstar Bank(b)
Subordinated
3-month Term SOFR + 3.042% 11/06/2028	6.695%		145,000	138,970
Goldman Sachs Group, Inc. (The)(k)
01/27/2032	1.992%		200,000	175,972
HSBC Holdings PLC(j),(k)
	7.000%		375,000	381,847
HSBC Holdings PLC(b)
SOFR + 1.570% 05/13/2031	5.190%		580,000	592,718
Huntington Bancshares, Inc.(j),(k)
	6.250%		822,000	821,945
Independent Bank Group, Inc.(k)
Subordinated
08/15/2034	8.375%		140,000	147,990
ING Groep NV(j),(k)
	7.000%		355,000	365,453
JPMorgan Chase & Co.(b),(j)
5-year CMT + 2.850%	7.020%		85,000	85,000
JPMorgan Chase & Co.(k)
04/26/2028	4.323%		90,000	89,959
06/01/2029	2.069%		615,000	586,372
11/19/2031	1.764%		305,000	268,854
Lloyds Banking Group PLC(j),(k)
	6.625%		330,000	324,650
Morgan Stanley Bank(k)
05/10/2030	4.788%		195,000	195,578
Morgan Stanley Private Bank(k)
11/17/2028	4.204%		510,000	508,288
11/19/2031	4.465%		150,000	147,697
Morgan Stanley Private Bank NA(k)
07/18/2031	4.734%		235,000	234,220
Pinnacle Financial Partners, Inc.
01/15/2036	5.957%		460,000	456,420
PNC Financial Services Group, Inc. (The)(j),(k)
	3.400%		305,000	302,660
Popular, Inc.
03/13/2028	7.250%		215,000	221,933
Provident Financial Services, Inc.(k)
Subordinated
05/15/2034	9.000%		210,000	219,388
Royal Bank of Canada(j),(k)
	4.200%	CAD	800,000	575,454
Royal Bank of Canada(k)
11/24/2084	6.350%		515,000	497,779
08/24/2085	6.750%		165,000	168,100
05/24/2086	6.500%		735,000	725,182

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(k)
06/14/2027	1.673%		110,000	109,871
Simmons First National Corp.(k)
Subordinated
10/01/2035	6.250%		325,000	325,499
Societe Generale SA(a),(j),(k)
	7.125%		260,000	258,115
	8.125%		700,000	734,177
Southside Bancshares, Inc.(k)
Subordinated
08/15/2035	7.000%		365,000	373,045
Standard Chartered PLC(a),(j),(k)
	7.000%		315,000	318,755
Toronto-Dominion Bank (The)(k)
10/31/2082	8.125%		630,000	653,825
UBS Group AG(a),(j),(k)
	7.000%		995,000	1,001,698
	7.125%		370,000	376,992
US Bancorp(j),(k)
	3.700%		345,000	340,534
US Bancorp(k)
05/15/2031	5.083%		215,000	217,922
Wells Fargo & Co.(k)
06/02/2028	2.393%		140,000	137,312
07/25/2029	5.574%		230,000	234,454
02/11/2031	2.572%		405,000	375,352
01/23/2035	5.499%		5,000	5,101
Wells Fargo & Co.(a),(k)
07/22/2032	3.900%	EUR	205,000	243,054
Total				23,516,600
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp. (The)(j),(k)
	6.100%		270,000	270,266
First Eagle Holdings, Inc.(a)
08/15/2032	7.250%		191,000	193,569
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%		530,000	531,299
05/01/2033	6.750%		105,000	107,975
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		95,000	92,792
04/30/2031	7.125%		80,000	83,033
OMERS Finance Trust(a)
01/28/2035	3.250%	EUR	260,000	300,895
Total				1,579,829
Building Materials 1.1%
New Enterprise Stone & Lime Co., Inc.(a)
07/15/2028	9.750%		2,500,000	2,512,107
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Park River Holdings, Inc.(a)
12/31/2030	8.750%		750,000	727,346
03/15/2031	8.000%		1,813,000	1,835,623
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		150,000	152,753
03/01/2033	6.750%		939,000	953,123
Stanley Black & Decker, Inc.(b)
5-year CMT + 6.707% 03/15/2060	6.707%		870,000	861,898
Total				7,042,850
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%		100,000	98,114
02/01/2033	7.000%		210,000	205,192
02/01/2036	7.375%		40,000	39,046
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		55,000	48,263
Charter Communications Operating LLC
06/01/2034	6.550%		150,000	153,993
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		20,000	17,873
02/01/2034	6.650%		40,000	41,279
03/01/2042	3.500%		255,000	175,168
04/01/2048	5.750%		340,000	285,914
07/01/2049	5.125%		690,000	531,002
04/01/2051	3.700%		255,000	157,074
CSC Holdings LLC(a)
01/31/2029	11.750%		377,000	238,061
02/01/2029	6.500%		50,000	29,522
01/15/2030	5.750%		36,000	8,953
12/01/2030	4.625%		55,000	13,187
DISH DBS Corp.
07/01/2026	7.750%		65,000	64,914
DISH Network Corp.(a)
11/15/2027	11.750%		127,000	130,947
EchoStar Corp.
11/30/2029	10.750%		173,000	188,042
Midcontinent Communications(a)
08/15/2032	8.000%		240,000	226,876
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%		113,000	112,850
07/01/2030	4.125%		109,000	102,636
Virgin Media O2 Vendor Financing Notes VI DAC(a)
03/15/2033	8.500%		132,000	114,155
Virgin Media Secured Finance PLC(a)
01/15/2030	4.250%	GBP	150,000	180,289
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%		340,000	295,518
Total				3,458,868
Chemicals 0.7%
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		3,912,000	3,900,643
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%		455,000	408,728
11/15/2040	3.268%		5,000	3,785
Total				4,313,156
Construction Machinery 1.4%
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%		5,784,000	6,053,390
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%		2,000,000	2,099,960
United Rentals North America, Inc.
07/15/2030	4.000%		285,000	273,012
02/15/2031	3.875%		305,000	288,364
Total				8,714,726
Consumer Cyclical Services 1.1%
Arches Buyer, Inc.(a)
12/01/2028	6.125%		1,452,000	1,406,740
Booking Holdings, Inc.
05/11/2039	4.500%	EUR	100,000	117,410
03/21/2045	3.875%	EUR	100,000	103,824
GEO Group ,Inc. (The)
04/15/2029	8.625%		369,000	384,799
GEO Group, Inc. (The)
04/15/2031	10.250%		750,000	811,643
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	141,272
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%		1,565,000	1,534,023
Rentokil Terminix Funding LLC(a)
04/28/2030	5.000%		205,000	206,050
Rollins, Inc.
02/24/2035	5.250%		315,000	314,303
TKC Holdings, Inc.(a)
08/15/2030	8.500%		1,750,000	1,789,552
VT Topco, Inc.(a)
08/15/2030	8.500%		205,000	210,684
Total				7,020,300
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Products 0.2%
Energizer Holdings, Inc.(a)
09/15/2033	6.000%		155,000	147,653
Newell Brands, Inc.(k)
04/01/2036	7.375%		100,000	96,119
Opal Bidco SAS(a)
03/31/2032	6.500%		105,000	106,875
Perrigo Finance Unlimited Co.(k)
06/15/2030	5.150%		160,000	153,378
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	190,080
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	236,752
Total				930,857
Diversified Manufacturing 0.1%
Eaton Capital ULC
03/10/2034	3.550%	EUR	105,000	122,130
Smiths Group PLC(a)
11/13/2033	3.625%	EUR	100,000	114,544
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	100,051
Total				336,725
Electric 1.7%
AES Corp. (The)(k)
01/15/2055	7.600%		1,350,000	1,375,165
Alliant Energy Corp.(k)
04/01/2056	5.750%		435,000	429,725
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	376,947
Alpha Generation LLC(a)
10/15/2032	6.750%		205,000	209,732
American Electric Power Co, Inc.(k)
03/15/2056	5.800%		655,000	652,205
American Electric Power Co., Inc.(k)
12/15/2054	6.950%		670,000	716,289
Amprion GmbH(a)
01/15/2046	4.580%	EUR	100,000	116,177
Ausgrid Finance Pty Ltd.(a)
12/10/2035	5.946%	AUD	140,000	99,269
CenterPoint Energy, Inc.(k)
04/01/2056	5.950%		175,000	174,722
CMS Energy Corp.(k)
06/01/2055	6.500%		140,000	143,769

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominion Energy, Inc.(k)
06/01/2054	7.000%		435,000	463,106
02/01/2055	6.875%		335,000	347,375
05/15/2055	6.625%		355,000	363,465
02/15/2056	6.000%		410,000	412,295
Duke Energy Corp.(k)
09/01/2054	6.450%		90,000	93,663
Emera US Finance LLC(k)
10/01/2056	6.850%		575,000	581,228
Enel SpA(a),(j),(k)
Subordinated
01/01/2001	4.500%	EUR	100,000	113,771
Entergy Corp.(k)
06/15/2056	5.875%		260,000	260,529
EUSHI Finance, Inc.(k)
04/01/2056	6.250%		365,000	361,334
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	488,325
Eversource Energy(k)
08/15/2056	6.350%		520,000	521,006
Exelon Corp.(k)
03/15/2055	6.500%		525,000	543,077
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	220,323
NextEra Energy Capital Holdings, Inc.(k)
08/15/2055	6.500%		190,000	196,624
NRG Energy, Inc.(a)
01/15/2036	6.000%		310,000	307,942
Southern Co. (The)
07/01/2026	3.250%		184,000	183,880
Southern Co. (The)(k)
09/15/2051	3.750%		380,000	379,120
03/15/2055	6.750%		340,000	349,064
Total				10,480,127
Environmental 0.0%
Seche Environnement SACA(a),(j),(k)
Subordinated
	5.870%	EUR	100,000	116,402
Finance Companies 1.5%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	240,816
AerCap Ireland Capital DAC/Global Aviation Trust(k)
03/10/2055	6.950%		330,000	341,577
01/31/2056	6.500%		320,000	325,538
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%		176,000	170,627
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FirstCash, Inc.(a)
03/01/2032	6.875%		100,000	102,938
05/01/2034	6.125%		50,000	50,033
Freedom Mortgage Corp.(a)
01/15/2027	6.625%		1,000,000	1,002,568
10/01/2030	12.250%		800,000	864,585
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%		3,000,000	3,124,306
LFS Topco LLC(a)
07/15/2030	8.750%		510,000	508,504
Midcap Financial Issuer Trust(a)
05/01/2028	6.500%		2,000,000	1,998,903
RFNA LP(a)
02/15/2030	7.875%		500,000	490,137
Total				9,220,532
Food and Beverage 1.0%
Becle SAB de CV(a)
10/14/2031	2.500%		335,000	287,083
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%		440,000	437,418
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		500,000	505,172
Fiesta Purchaser, Inc.(a)
03/01/2031	7.875%		302,000	304,112
General Mills, Inc.(k)
07/16/2056	5.250%	EUR	100,000	115,474
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		124,000	127,463
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		8,000	8,710
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		390,000	364,166
Kraft Heinz Foods Co.
03/15/2033	3.250%	EUR	345,000	389,686
01/26/2039	6.875%		200,000	219,344
06/01/2046	4.375%		132,000	105,675
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	265,067
Maple Parent Holdings Corp.(a)
03/26/2035	4.728%	EUR	100,000	118,553
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	357,252
Mars, Inc.(a)
03/01/2035	5.200%		185,000	186,198
Performance Food Group, Inc.(a)
03/01/2034	5.625%		245,000	239,573
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.
07/01/2033	6.250%		275,000	287,272
Post Holdings, Inc.(a)
03/01/2033	6.375%		575,000	573,497
10/15/2034	6.250%		197,000	195,238
03/15/2036	6.500%		265,000	263,061
Viking Baked Goods Acquisition Corp.(a)
11/01/2031	8.625%		750,000	768,100
Total				6,118,114
Gaming 0.8%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%		105,000	102,449
10/15/2032	6.000%		45,000	40,285
FDJ United(a)
11/21/2033	3.375%	EUR	100,000	113,509
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		80,000	81,127
01/15/2029	5.300%		20,000	20,135
01/15/2031	4.000%		105,000	99,337
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		147,000	144,657
Las Vegas Sands Corp.
06/15/2028	5.625%		405,000	410,743
Light & Wonder International, Inc.(a)
10/01/2033	6.250%		1,060,000	1,048,012
MGM Resorts International
04/15/2032	6.500%		65,000	66,187
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(a)
04/15/2030	8.250%		500,000	522,337
04/15/2031	11.875%		1,000,000	1,086,402
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	177,158
Pioneer Opco LLC(a)
05/15/2033	7.000%		95,000	97,057
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%		110,000	110,825
VICI Properties LP
04/01/2035	5.625%		360,000	361,181
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	28,814
08/15/2030	4.125%		450,000	431,531
Voyager Parent LLC(a)
07/01/2032	9.250%		155,000	164,426
Total				5,106,172
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Health Care 1.1%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	494,852
CVS Health Corp.
03/25/2038	4.780%		35,000	32,666
CVS Health Corp.(k)
03/10/2055	7.000%		120,000	125,183
HCA, Inc.
12/01/2027	7.050%		115,000	118,378
09/01/2028	5.625%		100,000	101,839
04/01/2034	5.600%		580,000	593,370
LifePoint Health, Inc.(a)
05/01/2034	7.000%		519,000	506,542
ModivCare Buyer LLC(a),(i),(k),(m)
10/01/2029	5.000%		390,600	508
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		745,000	725,197
10/01/2029	5.250%		25,000	24,961
National Mentor Holdings, Inc.(a)
12/15/2030	10.500%		750,000	790,040
Radiology Partners, Inc.(a)
07/15/2032	8.500%		750,000	764,451
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	190,423
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	200,000	246,138
Star Parent, Inc.(a)
10/01/2030	9.000%		215,000	226,274
Team Health Holdings, Inc.(a),(l)
06/30/2028	13.500%		599,000	613,650
US Acute Care Solutions LLC(a)
05/15/2029	9.750%		1,000,000	958,483
Total				6,512,955
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%		135,000	131,431
02/15/2030	3.375%		470,000	437,133
10/15/2030	3.000%		585,000	527,252
03/01/2031	2.500%		445,000	387,512
Horseshoe Funding Trust I(a)
02/15/2036	6.062%		170,000	172,247
Total				1,655,575

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	61,926
03/15/2031	2.050%		16,000	13,932
Total				75,858
Home Construction 0.4%
Century Communities, Inc.(a)
08/15/2029	3.875%		750,000	708,004
Risewell Homes, Inc.(a)
10/01/2029	9.250%		750,000	782,893
11/01/2030	8.500%		750,000	756,972
Total				2,247,869
Independent Energy 0.8%
Aker BP ASA(a)
10/01/2034	5.125%		310,000	304,758
Civitas Resources, Inc.(a)
07/01/2031	8.750%		470,000	492,283
Continental Resources, Inc.(a)
01/15/2031	5.750%		315,000	321,655
04/01/2032	2.875%		540,000	476,571
Continental Resources, Inc.
06/01/2044	4.900%		433,000	355,993
Encana Corp.
08/15/2034	6.500%		495,000	532,280
02/01/2038	6.500%		450,000	477,314
EQT Corp.(a)
05/15/2031	3.625%		425,000	399,316
EQT Corp.
02/01/2034	5.750%		175,000	180,749
Occidental Petroleum Corp.
05/01/2031	7.500%		70,000	78,011
09/15/2036	6.450%		90,000	97,808
03/15/2040	6.200%		545,000	572,197
Var Energi ASA(a)
05/22/2035	6.500%		340,000	361,172
Total				4,650,107
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/2039	6.750%		983,000	1,085,025
06/15/2047	5.400%		310,000	286,719
Total				1,371,744
Leisure 0.6%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	197,468
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	1,000,000	1,002,183
Lindblad Expeditions LLC(a)
09/15/2030	7.000%	500,000	515,035
Muvico LLC(a),(l)
02/19/2029	15.000%	1,000,000	1,075,565
NCL Corp., Ltd.(a)
02/01/2032	6.750%	380,000	376,800
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	575,000	582,645
Total			3,749,696
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	165,000	151,577
Travel + Leisure Co.(a)
12/01/2029	4.500%	250,000	241,258
09/01/2033	6.125%	140,000	137,658
Total			530,493
Media and Entertainment 1.2%
Belo Corp.
09/15/2027	7.250%	40,000	40,933
Dotdash Meredith, Inc.(a)
06/15/2032	7.625%	500,000	479,959
EW Scripps Co. (The)(a)
08/15/2030	9.875%	500,000	477,955
Getty Images, Inc.(a)
11/15/2030	10.500%	115,000	102,287
Meta Platforms, Inc.
11/15/2035	4.875%	115,000	112,300
11/15/2055	5.625%	160,000	147,384
05/15/2056	6.300%	361,000	363,921
News Corp.(a)
05/15/2029	3.875%	160,000	155,063
RR Donnelley & Sons Co.(a)
08/01/2029	9.500%	2,238,000	2,320,764
06/01/2031	11.000%	1,528,000	1,484,458
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	500,000	463,349
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	65,000	66,707
Sirius XM Radio LLC(a)
04/15/2032	5.875%	748,000	744,453
Snap, Inc.(a)
03/01/2033	6.875%	170,000	168,484
03/15/2034	6.875%	100,000	98,493
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
04/15/2033	8.875%	95,000	94,637
Total			7,321,147
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	985,000	990,360
05/01/2033	7.375%	385,000	395,631
01/15/2034	7.625%	330,000	339,815
CSN Islands XI Corp.(a)
01/28/2028	6.750%	280,000	234,197
CSN Resources SA(a)
04/08/2032	5.875%	420,000	266,482
Freeport-McMoRan, Inc.
03/15/2043	5.450%	1,190,000	1,154,537
Skeena Resources Ltd.(a)
04/01/2031	8.500%	1,164,000	1,222,697
Total			4,603,719
Midstream 1.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	81,000	87,086
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	185,000	195,632
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,238,000	1,289,245
Enbridge, Inc.(k)
06/27/2054	7.200%	360,000	384,502
01/15/2084	8.500%	465,000	530,240
Energy Transfer LP(j),(k)
	6.625%	336,000	339,763
	7.125%	420,000	435,234
Energy Transfer LP(k)
05/15/2054	8.000%	485,000	515,913
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	184,000	180,185
01/15/2031	9.250%	180,000	189,623
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	151,546
Global Partners LP/GLP Finance Corp.(a)
07/01/2033	7.125%	84,000	85,492
ITT Holdings LLC(a)
08/01/2029	6.500%	90,000	89,443
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	105,000	110,366
South Bow Canadian Infrastructure Holdings Ltd.(k)
03/01/2055	7.500%	265,000	282,538
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)
12/15/2035	6.500%		215,000	213,253
Sunoco LP(a),(j),(k)
	7.875%		675,000	705,163
TransCanada PipeLines Ltd.
03/01/2034	4.625%		5,000	4,845
TransCanada PipeLines Ltd.(k)
06/01/2065	7.000%		250,000	257,367
TransCanada Trust(k)
Junior Subordinated
03/07/2082	5.600%		455,000	450,667
TransMontaigne Partners LLC(a)
06/15/2030	8.500%		145,000	149,436
Venture Global LNG, Inc.(a),(j),(k)
	9.000%		530,000	523,564
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%		290,000	307,555
Williams Cos, Inc. (The)
09/30/2035	5.300%		342,000	342,492
Total				7,821,150
Natural Gas 0.2%
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	240,297
Nortegas Energia Grupo SL(a)
01/21/2033	4.125%	EUR	100,000	115,706
Northwest Natural Holding Co.(k)
09/15/2055	7.000%		415,000	423,387
Redexis SA(a)
05/30/2031	4.375%	EUR	100,000	118,867
Sempra(k)
04/01/2055	6.550%		310,000	312,193
Spire, Inc.(k)
06/01/2056	6.450%		185,000	184,566
Total				1,395,016
Office REIT 0.1%
Boston Properties LP
01/15/2035	5.750%		71,000	71,742
Hudson Pacific Properties LP
11/01/2027	3.950%		267,000	259,491
02/15/2028	5.950%		5,000	4,951
Total				336,184
Oil Field Services 0.0%
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	185,427

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Financial Institutions 1.7%
Burford Capital Global Finance LLC(a)
04/15/2028	6.250%		1,891,000	1,854,788
01/15/2034	8.500%		500,000	437,380
Credit Acceptance Corp.(a)
12/15/2028	9.250%		2,104,000	2,198,606
03/15/2030	6.625%		1,000,000	1,006,713
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(a)
08/21/2030	4.875%	EUR	100,000	118,871
Finco Opal Sarl(a),(b)
3-month EURIBOR + 7.750% 03/02/2030	9.761%	EUR	100,000	115,162
Five Point Operating Co. LP(a)
10/01/2030	8.000%		1,000,000	1,025,885
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		101,000	100,228
06/15/2030	9.000%		230,000	218,707
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		1,500,000	1,501,559
PRA Group, Inc.(a)
02/01/2028	8.375%		1,000,000	1,016,981
10/01/2029	5.000%		1,000,000	941,291
Vonovia SE(a)
09/03/2035	5.717%	AUD	160,000	109,169
Total				10,645,340
Other Industry 0.1%
AECOM(a)
08/01/2033	6.000%		432,000	432,197
Albion Financing 1 SARL/Aggreko Holdings, Inc.(a)
05/21/2030	7.000%		55,000	56,800
Grand Canyon University
10/01/2028	5.125%		110,000	108,977
Total				597,974
Other REIT 2.1%
Arbor Realty SR, Inc.(a)
12/15/2028	8.500%		750,000	744,573
07/15/2030	7.875%		1,172,000	1,100,891
Blackstone Mortgage Trust, Inc.(a)
06/01/2031	6.250%		375,000	368,756
Digital Dutch Finco BV(a)
03/15/2035	3.875%	EUR	220,000	249,616
Extra Space Storage LP
10/15/2031	2.400%		30,000	26,394
Host Hotels & Resorts LP
06/15/2032	5.700%		45,000	46,145
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%		1,000,000	1,012,000
Lexington Realty Trust
09/15/2030	2.700%		135,000	123,026
Rithm Capital Corp.(a)
04/01/2029	8.000%		3,017,000	3,026,420
06/01/2031	8.500%		839,000	838,068
Service Properties Trust(a),(d)
09/30/2027	0.000%		2,500,000	2,323,050
Service Properties Trust
06/15/2032	8.875%		730,000	754,481
Starwood Property Trust, Inc.(a)
04/15/2030	6.000%		1,500,000	1,512,583
06/01/2031	6.125%		443,000	447,800
WP Carey, Inc.
05/10/2035	3.750%	EUR	175,000	197,391
Total				12,771,194
Other Utility 0.1%
DWR Cymru Financing UK PLC(a)
Subordinated
03/31/2034	2.375%	GBP	165,000	169,133
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	155,000	212,978
Total				382,111
Packaging 0.7%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		315,000	316,528
Amcor Group Finance PLC
05/23/2029	5.450%		190,000	194,588
Ardagh Group SA(a),(l)
12/01/2030	12.000%		60,000	55,751
Berry Global, Inc.
04/15/2028	5.500%		360,000	366,033
01/15/2034	5.650%		120,000	122,626
Iris Holding, Inc.(a)
12/15/2028	10.000%		1,750,000	1,448,722
Sword Purchaser LLC(a)
04/15/2033	8.250%		150,000	154,502
Trivium Packaging Finance BV(a)
01/15/2031	12.250%		1,500,000	1,654,448
Total				4,313,198
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	92,444
07/15/2032	6.375%		35,000	35,292
Total				127,736
Pharmaceuticals 0.5%
1261229 BC Ltd.(a)
04/15/2032	10.000%		705,000	721,890
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	112,922
Bayer US Finance II LLC(a)
12/15/2028	4.375%		174,000	172,409
06/25/2038	4.625%		520,000	470,595
Bayer US Finance LLC(a)
11/21/2053	6.875%		120,000	129,512
GENMAB A/S/FINANCE LLC(a)
12/15/2033	7.250%		250,000	260,097
Grifols SA(a)
05/01/2030	7.500%	EUR	182,154	221,020
Kevlar SpA(a)
09/01/2029	6.500%		321,000	316,436
Teva Pharmaceutical Finance Netherlands II BV
05/09/2030	4.375%	EUR	335,000	396,753
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		172,000	178,515
10/01/2046	4.100%		194,000	147,888
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		39,000	39,822
Total				3,167,859
Property & Casualty 0.8%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%		500,000	493,293
06/15/2029	8.500%		1,500,000	1,480,624
11/06/2030	7.500%		105,000	104,896
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	186,656
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%		1,065,000	1,072,954
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	234,197
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		300,000	275,896
Farmers Insurance Exchange(a),(k)
Subordinated
11/01/2057	4.747%		100,000	85,056
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jones Deslauriers Insurance Management, Inc.(a)
03/15/2030	8.500%		1,000,000	1,020,108
Total				4,953,680
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	240,000	158,781
Refining 0.1%
Par Petroleum LLC(a)
06/01/2034	7.375%		266,000	272,254
Phillips 66 Co.(k)
03/15/2056	6.200%		210,000	210,845
Total				483,099
Restaurants 0.1%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		165,000	150,181
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	105,682
Yum! Brands, Inc.
01/31/2032	4.625%		300,000	288,313
Total				544,176
Retail REIT 0.0%
Phillips Edison Grocery Center Operating Partnership I LP
03/15/2033	4.750%		65,000	63,669
Retailers 2.1%
Amazon.com, Inc.
03/16/2064	4.850%	EUR	225,000	265,922
Arko Corp.(a)
11/15/2029	5.125%		750,000	685,790
Carvana Co.(a),(l)
06/01/2030	9.000%		5,863,000	6,082,737
Crocs, Inc.(a)
08/15/2031	4.125%		185,000	172,350
EG Global Finance PLC(a)
11/30/2028	12.000%		4,330,000	4,617,734
Gee Automotive Holdings LLC(a)
03/01/2031	7.250%		750,000	757,620
Michaels Cos., Inc. (The)(a)
03/15/2033	8.500%		190,000	185,534
03/15/2034	11.000%		20,000	18,903
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		105,000	103,826
Total				12,890,416

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Supermarkets 0.6%
C&S Group Enterprises LLC(a)
12/15/2028	5.000%		1,000,000	942,005
KeHE Distributors LLC /Finance Corp./NextWave Distribution, Inc.(a)
02/15/2029	9.000%		2,500,000	2,613,142
Total				3,555,147
Supranational 0.2%
Asian Infrastructure Investment Bank (The)(a)
03/01/2029	7.000%	INR	38,400,000	395,775
European Bank for Reconstruction & Development
10/26/2027	6.300%	INR	15,300,000	157,188
Inter-American Development Bank
10/06/2030	7.350%	INR	27,000,000	280,103
International Bank for Reconstruction & Development
04/24/2028	6.850%	INR	24,500,000	253,168
04/17/2030	6.500%	INR	24,400,000	246,809
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	95,352
Total				1,428,395
Technology 2.0%
Alphabet, Inc.
11/13/2032	4.625%	GBP	449,000	595,642
05/11/2034	3.625%	EUR	370,000	435,182
11/06/2038	3.500%	EUR	100,000	112,249
11/06/2044	4.000%	EUR	135,000	151,681
Block, Inc.
05/15/2032	6.500%		85,000	86,626
CACI International, Inc.(a)
06/15/2033	6.375%		215,000	219,899
Cerved Group SpA(a),(b)
3-month EURIBOR + 5.250% Floor 5.250% 02/15/2029	7.400%	EUR	100,000	86,314
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%		184,000	178,071
07/01/2029	4.875%		973,000	890,012
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		295,000	289,655
08/15/2033	6.625%		545,000	496,222
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		85,000	72,697
CoreWeave, Inc.(a)
06/01/2030	9.250%		640,000	653,033
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	348,796
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix Asia Financing Corp., Pte Ltd.
03/15/2031	4.400%	120,000	117,869
Fiserv, Inc.
02/15/2031	4.550%	110,000	107,786
08/21/2033	5.625%	75,000	75,964
03/15/2034	5.450%	170,000	169,179
08/11/2035	5.250%	185,000	181,059
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	60,000	61,501
Gartner, Inc.(a)
10/01/2030	3.750%	345,000	317,401
Global Payments, Inc.
11/15/2028	4.500%	330,000	327,292
Intel Corp.
08/12/2031	2.000%	50,000	43,637
02/10/2053	5.700%	45,000	42,667
ION Platform Finance US, Inc./SARL(a)
05/15/2028	5.750%	1,660,000	1,574,725
05/01/2029	8.750%	200,000	184,448
Iron Mountain, Inc.(a)
01/15/2033	6.250%	100,000	101,522
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	80,000	80,420
MSCI, Inc.(a)
09/01/2030	3.625%	150,000	142,171
11/01/2031	3.625%	245,000	227,502
08/15/2033	3.250%	90,000	79,376
MSCI, Inc.
03/15/2036	5.150%	355,000	344,820
NCR Corp.(a)
04/15/2029	5.125%	110,000	107,648
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	2,000,000	2,045,371
05/15/2031	10.375%	500,000	522,365
Open Text Corp.(a)
12/01/2027	6.900%	70,000	71,718
12/01/2029	3.875%	80,000	73,424
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	35,000	30,533
Paychex, Inc.
04/15/2032	5.350%	100,000	101,273
Salesforce, Inc.
03/15/2036	5.550%	220,000	221,331
ServiceNow, Inc.
08/15/2031	4.700%	120,000	119,966
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	190,000	191,607
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UKG, Inc.(a)
02/01/2031	6.875%		110,000	108,162
Xerox Corp.(a)
10/15/2030	10.250%		215,000	189,714
Total				12,578,530
Tobacco 0.1%
Imperial Brands Finance PLC(a)
06/30/2028	4.500%		540,000	539,457
Transportation Services 0.3%
Aurizon Network Pty Ltd.(a)
09/02/2030	2.900%	AUD	250,000	160,089
Beacon Mobility Corp.(a)
08/01/2030	7.250%		250,000	258,822
Dalrymple Bay Finance Pty Ltd.
03/24/2031	6.234%	AUD	50,000	36,439
GN Bondco LLC(a)
10/15/2031	9.500%		1,389,000	1,304,974
Sydney Airport Finance Co. Pty Ltd.(a)
04/19/2034	5.900%	AUD	60,000	42,987
Total				1,803,311
Whole Business 0.0%
AA Bond Co., Ltd.(a)
07/31/2032	5.500%	GBP	100,000	132,286
07/31/2050	7.375%	GBP	100,000	140,551
Total				272,837
Wireless 0.9%
Altice France(a)
04/15/2032	6.500%		60,950	59,270
Altice France SA(a)
11/01/2029	9.500%		2,045,458	2,080,940
American Tower Corp.
03/15/2030	4.900%		195,000	196,745
06/15/2030	2.100%		175,000	158,405
04/15/2031	2.700%		75,000	68,265
05/30/2032	3.625%	EUR	200,000	234,350
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	211,334
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	161,656
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		502,000	503,948
T-Mobile US, Inc.
04/15/2027	3.750%		20,000	19,922
03/15/2032	2.700%		130,000	115,917
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		630,000	526,791
07/15/2031	4.500%	GBP	185,000	209,584
07/15/2031	4.750%		231,000	195,148
04/15/2032	5.625%	EUR	205,000	223,428
01/15/2033	6.750%		305,000	268,238
Total				5,233,941
Wirelines 0.2%
Altice Financing SA(a)
07/15/2027	9.625%		305,000	235,729
Sable International Finance Ltd.(a)
10/15/2032	7.125%		500,000	494,774
Verizon Communications, Inc.(k)
05/14/2056	6.200%		545,000	553,192
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		145,000	153,042
Zayo Group Holdings, Inc.(a),(l)
03/09/2030	9.250%		89,207	89,276
Total				1,526,013
Total Corporate Bonds & Notes (Cost $217,902,955)				218,229,817

Foreign Government Obligations(g),(n) 6.0%

Australia 1.4%
Airservices Australia
11/15/2028	5.400%	AUD	390,000	282,900
05/15/2030	2.200%	AUD	350,000	226,069
Australia Government Bond(a)
03/21/2036	4.250%	AUD	620,000	425,459
NBN Co., Ltd.(a)
08/28/2031	5.000%	AUD	1,320,000	934,241
11/29/2032	3.375%	EUR	180,000	209,379
03/15/2033	4.375%	EUR	235,000	288,677
03/06/2035	5.350%	AUD	570,000	401,158
New South Wales Treasury Corp.(a)
09/20/2035	4.750%	AUD	810,000	556,159
02/20/2036	4.250%	AUD	845,000	554,482
02/20/2037	4.750%	AUD	255,000	172,001
02/24/2038	5.250%	AUD	1,375,000	957,962
Queensland Treasury Corp.(a)
05/21/2035	3.250%	EUR	200,000	231,375
08/22/2035	4.500%	AUD	300,000	201,682
03/18/2036	3.375%	EUR	250,000	290,052
07/21/2036	5.250%	AUD	360,000	253,956
08/13/2038	5.250%	AUD	1,035,000	715,033

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	349,881
09/15/2036	4.750%	AUD	500,000	337,872
11/20/2037	2.000%	AUD	1,125,000	559,781
09/15/2038	5.250%	AUD	540,000	372,514
11/20/2040	5.000%	AUD	430,000	281,133
11/20/2041	2.250%	AUD	405,000	181,736
Total				8,783,502
Brazil 0.4%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	4,250,000	858,944
Brazil Notas do Tesouro Nacional, Series F
01/01/2029	10.000%	BRL	6,625,000	1,265,100
Brazilian Government International Bond
03/15/2035	6.625%		515,000	531,536
Total				2,655,580
Canada 0.3%
Canadian Government Bond
05/01/2027	2.750%	CAD	595,000	432,409
09/01/2029	3.500%	CAD	465,000	343,344
12/01/2030	0.500%	CAD	100,000	64,931
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	106,529
Province of British Columbia
07/06/2033	4.200%		350,000	343,113
Province of Ontario
06/02/2045	3.450%	CAD	500,000	316,639
Province of Quebec
09/08/2033	4.500%		436,000	434,976
Total				2,041,941
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	198,649
01/26/2036	6.440%		204,000	216,669
11/04/2044	4.875%		490,000	422,227
Total				837,545
Colombia 0.1%
Colombia Government International Bond
11/07/2036	7.750%		262,000	274,018
Czech Republic 0.2%
Czech Republic Government Bond
10/24/2034	4.250%	CZK	8,440,000	394,085
05/30/2035	3.500%	CZK	18,090,000	795,171
Total				1,189,256
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finland 0.0%
Kuntarahoitus Oyj(a),(b)
3-month NIBOR + 1.500% 01/11/2027	5.880%	NOK	1,000,000	109,127
France 0.1%
Electricite de France SA(a),(j),(k)
	7.375%	GBP	100,000	139,215
Electricite de France SA(a)
06/17/2044	4.750%	EUR	400,000	468,441
Total				607,656
Guatemala 0.1%
Guatemala Government Bond(a)
08/15/2036	6.250%		310,000	322,372
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	173,194
India 0.1%
India Government Bond
04/18/2029	7.100%	INR	27,840,000	297,412
10/07/2029	6.450%	INR	3,880,000	40,581
07/21/2030	6.010%	INR	13,700,000	140,847
07/12/2031	6.100%	INR	7,990,000	81,311
05/05/2035	6.330%	INR	29,270,000	297,034
Total				857,185
Indonesia 0.3%
Indonesia Government International Bond
03/12/2033	1.100%	EUR	100,000	95,233
03/04/2038	4.460%	EUR	220,000	248,371
03/12/2051	3.050%		200,000	128,073
Indonesia Treasury Bond
07/15/2030	6.500%	IDR	4,064,000,000	225,715
02/15/2031	6.500%	IDR	5,024,000,000	278,185
04/15/2032	6.375%	IDR	10,898,000,000	597,969
Total				1,573,546
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	218,337
04/14/2033	3.500%		430,000	390,759
Total				609,096
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.2%
Malaysia Government Bond
03/15/2029	3.237%	MYR	1,570,000	396,067
05/15/2030	3.336%	MYR	1,560,000	393,217
06/30/2031	4.232%	MYR	1,505,000	394,165
Total				1,183,449
Mexico 0.5%
Mexican Bonos
04/15/2032	8.000%	MXN	21,770,000	1,210,425
Mexico Government International Bond
05/16/2031	3.875%	EUR	450,000	519,681
05/19/2033	4.875%		227,000	215,502
02/12/2034	3.500%		200,000	170,455
02/09/2035	6.350%		200,000	204,441
09/22/2035	5.625%		420,000	408,167
Total				2,728,671
New Zealand 0.6%
New Zealand Government Bond
05/15/2028	0.250%	NZD	885,000	497,652
05/15/2032	2.000%	NZD	585,000	310,427
05/15/2034	4.250%	NZD	1,865,000	1,109,165
05/15/2035	4.500%	NZD	446,000	268,266
05/15/2041	1.750%	NZD	425,000	170,553
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	2,430,000	1,389,119
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	110,000	78,769
Total				3,823,951
Norway 0.4%
City of Oslo Norway(b)
3-month NIBOR + 0.178% 02/12/2029	4.708%	NOK	4,000,000	431,927
Norway Government Bond(a)
09/17/2031	1.250%	NOK	4,695,000	434,339
05/18/2032	2.125%	NOK	10,045,000	962,211
08/15/2033	3.000%	NOK	970,000	96,645
06/12/2035	3.750%	NOK	2,595,000	269,154
Total				2,194,276
Philippines 0.4%
Philippine Government Bond
02/28/2029	6.250%	PHP	18,900,000	301,453
05/19/2029	6.500%	PHP	43,210,000	691,086
07/27/2030	6.375%	PHP	43,340,000	681,470
08/20/2030	6.000%	PHP	28,830,000	448,205
09/15/2032	6.750%	PHP	30,240,000	475,404
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippine Government International Bond
05/17/2027	0.875%	EUR	100,000	114,227
Total				2,711,845
Romania 0.1%
Romanian Government International Bond(a)
03/24/2035	5.750%		90,000	87,083
03/24/2035	5.750%		64,000	61,926
05/16/2036	6.625%		206,000	210,535
Total				359,544
South Africa 0.1%
Republic of South Africa Government International Bond
04/20/2032	5.875%		250,000	257,342
South Korea 0.3%
Korea Treasury Bond
09/10/2027	2.250%	KRW	2,400,000,000	1,578,326
12/10/2028	2.750%	KRW	598,600,000	393,134
Total				1,971,460
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
04/30/2054	5.500%		200,000	196,961
United Kingdom 0.2%
United Kingdom Gilt(a)
03/07/2027	3.750%	GBP	105,000	141,059
07/22/2029	4.125%	GBP	317,000	425,169
10/22/2031	4.000%	GBP	80,000	105,744
01/31/2033	3.250%	GBP	300,000	374,627
07/31/2034	4.250%	GBP	300,000	392,274
Total				1,438,873
Total Foreign Government Obligations (Cost $36,592,251)				36,900,390

Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Financials 0.8%
Banks 0.8%
Bank of Hawaii Corp.	8.000%	11,850	312,011
Citizens Financial Group, Inc.(k)	6.500%	31,975	810,246
Fifth Third Bancorp(k)	6.875%	27,575	718,605
First Busey Corp.	8.250%	12,125	310,036
First Citizens Bancshares, Inc.(k)	6.625%	29,850	729,832
First Horizon Corp.	6.750%	15,375	383,606
Huntington Bancshares, Inc.	4.500%	25	415
Live Oak Bancshares, Inc.	8.375%	9,100	230,958

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Preferred Stocks (continued)
Issuer		Shares	Value ($)
UMB Financial Corp.(k)	7.750%	18,525	499,064
WesBanco, Inc.(k)	7.375%	26,425	678,858
Wintrust Financial Corp.(k)	7.875%	10,275	269,411
Total			4,943,042
Total Financials			4,943,042
Total Preferred Stocks (Cost $4,824,698)			4,943,042

Residential Mortgage-Backed Securities - Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Interest Strip(f)
CMO Series 427 Class C21
03/25/2050	2.000%	694,156	85,813
Fannie Mae Remics(f)
CMO Series 2021-70 Class AI
10/25/2051	4.000%	646,492	141,272
CMO Series 5146 Class BI
08/25/2050	4.000%	870,468	167,528
Fannie Mae REMICS(f)
CMO Series 2021-59 Class KI
09/25/2051	4.000%	660,812	150,107
Fannie Mae REMICS(b),(f)
CMO Series 2024-98 Class SC
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 12/25/2054	2.338%	794,704	66,558
CMO Series 2024-98 Class SE
30-day Average SOFR + 5.980% Cap 5.980% 12/25/2054	2.368%	541,963	44,277
CMO Series 2024-98 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 11/25/2054	2.388%	605,248	54,248
CMO Series 2025-49 Class SC
-1.0 x 30-day Average SOFR + 5.200% Cap 5.200% 06/25/2055	1.588%	1,397,172	65,631
Federal Home Loan Mortgage Corp.
08/01/2053- 01/01/2055	5.000%	2,503,342	2,477,120
02/01/2055	5.500%	369,946	376,258
Federal Home Loan Mortgage Corp.(f)
STRIPS
03/15/2052	2.000%	2,537,008	331,221
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
06/01/2052- 02/01/2053	4.000%	2,745,006	2,577,360
10/01/2052	4.500%	574,718	554,558
05/01/2053- 12/01/2054	5.000%	1,571,846	1,558,637
02/01/2054- 01/01/2055	5.500%	4,787,901	4,855,298
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	4.827%	172,298	166,936
Federal National Mortgage Association(f)
CMO Series 436 Class C32
10/25/2052	2.000%	1,026,705	132,606
STRIPS
11/25/2050- 10/25/2052	2.000%	4,930,870	615,087
Freddie Mac Pool
12/01/2055	5.000%	362,662	358,245
Freddie Mac REMICS(f)
CMO Series 5070 Class MI
02/25/2051	3.500%	397,247	60,353
Freddie Mac REMICS(b),(f)
CMO Series 5468 Class SE
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 10/25/2054	1.738%	1,767,292	116,852
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	2.288%	1,853,327	124,281
CMO Series 5512 Class LS
-1.0 x 30-day Average SOFR + 5.896% Cap 5.896% 03/25/2055	2.284%	2,267,233	150,318
CMO Series 5544 Class SD
-1.0 x 30-day Average SOFR + 5.050% Cap 5.050% 06/25/2055	1.438%	2,696,021	136,127
CMO Series 5578 Class SD
30-day Average SOFR + 5.900% Cap 5.900% 09/25/2055	2.288%	2,025,594	165,679
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b)
CMO Series 5546B Class AS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	5.082%	216,152	199,794
CMO Series 5547 Class S
-1.5 x 30-day Average SOFR + 10.575% Cap 10.575% 06/25/2055	5.157%	223,780	208,836
CMO Series 5548B Class S
-1.7 x 30-day Average SOFR + 11.667% Cap 11.667% 06/25/2055	5.647%	214,896	203,164
CMO Series 5549 Class JS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	5.082%	65,615	60,617
Government National Mortgage Association
08/20/2052- 11/20/2052	4.000%	889,660	836,324
12/20/2052	4.500%	266,736	258,559
Government National Mortgage Association(f)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	409,149	82,700
CMO Series 2018-63 Class IO
09/20/2047	4.000%	556,252	101,178
Government National Mortgage Association(b),(f)
CMO Series 2024-154 Class SB
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.775%	1,214,676	69,064
CMO Series 2024-160 Class KS
-1.0 x 30-day Average SOFR + 5.480% Cap 5.480% 10/20/2054	1.855%	2,425,331	138,410
Government National Mortgage Association TBA(e)
06/22/2056	3.500%	1,475,000	1,328,571
06/22/2056	4.000%	4,275,000	3,974,696
Uniform Mortgage-Backed Security TBA(e)
06/13/2054	4.000%	3,300,000	3,089,340
06/13/2054	4.500%	1,550,000	1,487,847
06/13/2054	5.500%	3,150,000	3,172,022
06/11/2056	3.500%	6,225,000	5,657,625
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/11/2056	5.000%	4,625,000	4,549,801
Total Residential Mortgage-Backed Securities - Agency (Cost $41,128,337)			40,950,918

Residential Mortgage-Backed Securities - Non-Agency(g) 10.1%

A&D Mortgage Trust(a),(k)
CMO Series 2026-NQM2
03/25/2071	5.165%	274,718	271,173
A&D Mortgage Trust(a),(c)
CMO Series 2026-NQM3 Class A1
04/25/2071	5.080%	529,773	525,579
ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	4.949%	531,304	374,017
ACRA Trust(a),(c)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	642,300
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.904%	137,788	125,514
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	4.377%	554,067	531,656
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.139%	347,641	334,359
Angel Oak Mortgage Trust(a),(c)
CMO Series 2026-1 Class A1
02/25/2071	4.747%	355,925	352,780
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	22,246	22,069
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	3.831%	221,382	220,380
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.129%	216,157	194,454
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.119%	255,267	252,714

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	3.999%	235,299	219,715
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.574% Floor 0.230%, Cap 10.500% 06/25/2037	4.159%	683,533	638,076
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.029%	492,193	473,658
CIM Trust(a),(c)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	556,374	504,397
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	670,487	627,063
CIM Trust(a),(k)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	555,966	549,825
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.306%	184,536	134,436
COLT Mortgage Loan Trust(a),(k)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	212,785	212,621
COLT Mortgage Loan Trust(a),(c)
CMO Series 2024-7 Class B1
12/26/2069	7.126%	360,000	363,487
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2021-R01 Class 1B2
30-day Average SOFR + 6.000% 10/25/2041	9.612%	420,000	427,433
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	6.612%	645,000	653,191
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	6.112%	49,547	49,953
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	7.512%	285,000	297,877
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	6.312%	120,000	123,147
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-R02 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2045	5.212%	355,000	355,856
CMO Series 2025-R06 Class 1B1
30-day Average SOFR + 1.850% 09/25/2045	5.462%	230,000	231,345
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.612%	550,000	563,551
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	4.599%	105,905	97,842
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	4.499%	278,561	258,713
Cross Mortgage Trust(a),(c)
CMO Series 2026-NQM1 Class A1
02/25/2061	4.699%	288,442	285,421
CMO Series 2026-NQM4 Class A1
04/25/2071	5.485%	241,414	241,865
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	935,937	935,068
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	5.274%	620,346	585,516
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2025-INV2 Class B1
05/26/2070	7.488%	500,000	503,706
CMO Series 2025-NQM3 Class M1B
08/25/2070	6.451%	520,000	520,829
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.812%	80,000	81,774
Federal Home Loan Mortgage Corp.(f)
CMO Series 2023-400 Class C9
03/25/2052	2.000%	442,143	59,211
FIGRE Trust(a),(k)
CMO Series 2025-FL2 Class A3
11/25/2055	5.558%	472,705	470,665
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FIGRE Trust(a),(c)
CMO Series 2025-HE5 Class C
08/25/2055	5.686%		826,917	823,649
CMO Series 2025-HE7 Class C
11/25/2055	5.350%		665,036	655,847
CMO Series 2025-HE8 Class C
11/25/2055	5.456%		664,972	660,781
CMO Series 2026-HE4 Class B
05/25/2056	5.550%		352,788	351,415
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.199%		1,200,000	1,124,490
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	4.479%		103,444	102,395
Firstmac Mortgage Funding Trust No. 4(b)
CMO Series 2024-4 Class A1
1-month Bank Buying Rate + 1.080% 02/18/2056	5.378%	AUD	298,374	214,722
FirstMac Mortgage Funding Trust No. 4(a),(b)
CMO Series 2025-3 Class A1-A
1-month Bank Buying Rate + 0.950% 10/13/2057	5.254%	AUD	219,912	157,834
Freddie Mac Remics(f)
CMO Series 2025-5617
08/25/2051	4.000%		933,317	185,867
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.262%		260,000	260,298
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	5.612%		41,356	41,584
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	5.612%		670,000	673,853
CMO Series 2025-DNA4 Class M2
30-day Average SOFR + 1.550% 10/25/2045	5.162%		195,000	195,746
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.112%		520,000	531,962
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-HQA3 Class B2
30-day Average SOFR + 6.250% 09/25/2041	9.862%	425,000	431,217
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.762%	51,084	51,200
Freddie Mac Strips(f)
CMO Series 2023-390 Class C12
11/15/2052	4.000%	915,478	204,983
CMO Series 399 Class C38
12/25/2052	3.500%	439,034	83,575
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	4.314%	583,417	533,206
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	602,961
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	4.359%	50,625	50,358
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.500%	329,082	272,567
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	543,811	445,288
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.748%	800,000	694,294
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	4.359%	322,190	316,555
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	3.909%	656,266	406,069
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	3.976%	376,045	335,497

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	4.899%	402,495	399,265
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	4.774%	441,325	444,231
HOMES Trust(a),(c)
CMO Series 2025-AFC3 Class M1
08/25/2060	5.821%	650,000	644,182
Homeward Opportunities Fund Trust(a),(k)
CMO Series 2025-RRTL2 Class A2
09/25/2040	5.658%	360,000	360,795
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	4.479%	308,214	289,100
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	3.959%	1,056,462	398,417
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.239%	396,315	363,927
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.139%	560,092	516,074
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.119%	516,317	475,741
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.159%	165,928	158,788
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	4.379%	102,434	99,661
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	4.674%	900,000	857,826
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.284%	51,005	50,699
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	3.979%	957,461	907,732
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	3.969%	268,575	263,156
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	533,798
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS5 Class A1
07/25/2067	2.250%	702,669	703,327
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	492,735	218,691
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.039%	524,029	486,453
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	5.765%	365,555	335,743
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	5.399%	400,489	380,436
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.199%	489,961	472,969
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.019%	1,712,951	494,374
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	3.999%		880,811	457,796
MASTR Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	4.689%		363,967	363,514
MFA Trust(a),(c)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.960%		650,000	650,616
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2019-GS1 Class B2
07/25/2059	3.250%		800,000	659,804
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	4.479%		121,809	124,958
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	3.879%		1,079,368	490,343
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.029%		543,739	414,134
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	4.824%		500,000	504,830
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%		265,781	262,920
CMO Subordinated Series 2025-DSC1 Class B1
03/25/2070	6.998%		260,000	260,192
Mortgage House RMBS Prime Series(b)
CMO Series 2024-2 Class A1L
1-month Bank Buying Rate + 0.000% 05/13/2057	5.404%	AUD	196,304	141,338
New Residential Mortgage Loan Trust(a),(k)
CMO Series 2026-NQM4 Class A2
02/25/2066	5.206%		98,550	97,813
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2026-NQM5 Class M1
04/25/2066	5.915%		130,000	129,001
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NMLT Trust(a),(c)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%		637,413	552,823
NYMT Loan Trust(a),(c)
CMO Series 2025-CP1 Class A2
11/25/2069	3.750%		400,000	377,676
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%		908,576	744,669
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%		945,019	789,856
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	3.539%		737,591	392,367
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	3.539%		1,342,855	716,092
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	2.810%		778,150	511,903
Polaris PLC(a),(b)
CMO Series 2026-1 Class F
SONIA + 3.830% 06/27/2070	7.560%	GBP	150,000	196,874
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%		848,145	752,364
Subordinated CMO Series 2023-AFC1 Class B1
02/25/2058	7.307%		547,000	545,010
PRPM LLC(a),(c)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.358%		700,000	687,889
PRPM LLC(a),(k)
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%		570,000	566,366
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.079%		226,189	215,526
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.079%		213,404	201,453

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.019%		459,519	422,500
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	3.999%		659,205	615,868
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.194%		248,522	246,339
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.139%		834,957	817,247
Rckt Mortgage Trust(a),(c)
CMO Series 2025-CES4 Class B1
04/25/2055	6.927%		400,000	400,869
RCKT Mortgage Trust(a),(c)
CMO Series 2026-CES1 Class M1A
01/25/2056	5.623%		420,000	415,754
Reneu Redi Q-1 Trust(a),(k),(o)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.925%		480,000	480,724
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%		425,504	346,352
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	3.999%		478,123	344,120
Series WST Trust(a),(b)
CMO Series 2026-1 Class A
1-month Bank Buying Rate + 0.830% 09/19/2057	5.136%	AUD	681,815	489,262
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-2 Class A1
12/25/2061	1.737%		689,210	587,827
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	3.979%		114,307	112,110
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.139%		599,400	566,915
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	4.499%		208,640	215,225
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.189%		558,552	471,519
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.099%		226,218	204,357
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	4.474%		699,874	675,866
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	4.439%		233,689	223,097
Together Asset Backed Securitisation PLC(a),(b)
CMO Series 2024-2ND1A Class E
SONIA + 4.730% 08/20/2055	8.460%	GBP	365,000	504,911
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
12/25/2058	3.750%		275,000	239,025
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%		620,000	622,556
Series 2018-2 Class M1
03/25/2058	3.500%		900,000	852,194
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.069%		760,000	728,699
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.199%		650,000	654,173
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Triton Bond Trust in respect of Series 1(b),(i),(m)
CMO Series 2024-3 Class E
1-month Bank Buying Rate + 3.750% 05/13/2056	8.054%	AUD	600,000	443,152
Verus Securitization Trust(a),(k)
CMO Series 2022-1 Class A1
01/25/2067	2.724%		113,672	107,904
CMO Series 2024-1 Class A1
01/25/2069	5.712%		41,563	41,650
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%		472,000	477,914
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.159%		994,010	444,486
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	4.619%		253,552	244,743
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.219%		765,451	727,239
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	4.515%		425,919	369,082
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	4.685%		177,436	164,465
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	4.339%		900,000	840,654
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%		561,692	525,553
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $62,871,124)				62,009,312

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Albireo Pharma, Inc., CVR(h),(i),(p)	37,853	85,169
Concert Pharmaceuticals, Inc., CVR(h),(i),(p)	173,147	51,944
Total		137,113
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(h),(i),(p)	15,541	24,866
Total Health Care		161,979
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(h),(i),(p)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $245,563)		276,312

Senior Loans 3.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.620%	145,939	146,389
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.620%	55,511	55,682
TransDigm, Inc.(b),(q)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.120%	147,375	147,749
Tranche K Term Loan
1-month Term SOFR + 2.250% 03/22/2030	5.870%	54,041	54,159
Tranche L Term Loan
1-month Term SOFR + 2.500% 01/19/2032	6.120%	147,750	148,114
Total			552,093
Airlines 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(q)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.925%	306,477	305,054
3-month Term SOFR + 2.750% 05/28/2032	6.425%	351,450	351,408

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(b),(o),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/20/2033		460,000	455,400
AS Mileage Plan IP Ltd.(b),(q)
Term Loan
3-month Term SOFR + 1.750% 10/15/2031	5.425%	246,250	245,019
JetBlue Airways Corp.(b),(q)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 08/27/2029	8.435%	428,475	373,844
United AirLines, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 02/22/2031	5.358%	413,487	413,359
Total			2,144,084
Automotive 0.1%
Clarios Global LP(b),(q)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/28/2032	6.098%	636,800	637,118
Building Materials 0.1%
Quikrete Holdings, Inc.(b),(q)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.870%	886,050	886,094
Chemicals 0.1%
Bond US Bidco 1, Inc.(b),(o),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/06/2033		400,000	400,688
Construction Machinery 0.0%
United Rentals North America, Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.500% 02/14/2031	5.120%	196,000	197,429
Consumer Products 0.0%
Prestige Brands, Inc.(b),(o),(q)
Tranche B Term Loan
3-month Term SOFR + 2.000% 05/20/2033		174,000	174,435
Electric 0.1%
NRG Energy, Inc.(b),(q)
Term Loan
3-month Term SOFR + 1.750% 04/16/2031	5.419%	710,829	711,419
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Clean Harbors, Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.500% 10/08/2032	5.120%	349,125	351,181
GFL Environmental Services, Inc.(b),(q)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	95,000	95,024
Total			446,205
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.370%	64,000	64,160
Health Care 0.2%
Hologic, Inc.(b),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.924%	590,000	583,799
Medline Borrower LP(b),(q)
Term Loan
1-month Term SOFR + 1.500% 05/30/2033	5.114%	754,012	754,012
Total			1,337,811
Independent Energy 0.1%
Hilcorp Energy I LP(b),(q)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.353%	520,348	520,349
Leisure 0.0%
Formula One Management Ltd.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 1.750% Floor 0.500% 09/30/2031	5.450%	268,000	268,222
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b),(q)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.334%	360,000	361,487
Travel + Leisure Co.(b),(q)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.620%	586,820	585,376
Total			946,863
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
Discovery Global Holdings, Inc.(b),(o),(q)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/27/2033		525,000	525,903
Oak-Eagle Acquireco, Inc.(b),(o),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		605,000	606,839
TKO Worldwide Holdings LLC(b),(q)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.412%	412,791	412,750
Total			1,545,492
Other Financial Institutions 0.1%
Opal Holdco 4 SAS(b),(q)
Tranche B6 Term Loan
3-month Term SOFR + 2.500% 04/28/2032	6.700%	756,200	756,336
Other Industry 0.3%
AECOM(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.500% 04/18/2031	5.120%	363,098	364,409
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.370%	263,284	263,876
Gloves Buyer, Inc.(b),(q)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 05/21/2032	7.620%	482,575	482,575
LSF12 Helix Parent LLC(b),(q)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.120%	770,347	765,147
Total			1,876,007
Packaging 0.1%
Clydesdale Acquisition Holdings, Inc.(b),(q)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	6.870%	423,940	400,255
Sword Purchaser LLC(b),(o),(q)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.620%	410,000	399,340
Total			799,595
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
1011778 BC ULC(b),(q)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.370%	747,614	748,780
KFC Holding Co./Yum! Brands(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.490%	324,943	325,619
Total			1,074,399
Retailers 0.2%
Great Outdoors Group LLC(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.870%	933,187	937,284
Technology 0.3%
CACI International, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	5.370%	607,498	608,446
Clearwater Analytics LLC(b),(q)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.584%	427,850	427,315
Cloud Software Group, Inc.(b),(q)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.950%	508,582	477,289
Kaseya, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% 03/22/2032	6.913%	381,150	330,224
Total			1,843,274
Transportation Services 0.1%
GB AIT Buyer, Inc.(b),(q)
Term Loan
3-month Term SOFR + 4.250% 04/29/2033	7.913%	559,000	559,872
Total Senior Loans (Cost $18,823,547)			18,679,229

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Treasury Bills(g) 0.4%
Issuer	Yield		Principal Amount ($)	Value ($)
Japan 0.2%
Japan Government Two Year Bond
12/01/2026	0.960%	JPY	207,800,000	1,302,339
Turkey 0.2%
Turkiye Government Bond
08/12/2026	36.250%	TRY	47,285,000	1,023,249
Total Treasury Bills (Cost $2,418,753)				2,325,588

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury(e)
05/31/2028	4.000%		4,891,000	4,891,382
05/31/2031	4.125%		476,000	475,758
U.S. Treasury
05/15/2032	2.875%		50,000	46,485
08/15/2032	2.750%		1,230,000	1,130,639
02/15/2033	3.500%		1,320,000	1,261,013
08/15/2035	4.250%		400,000	395,125
05/15/2036	4.375%		696,000	692,520
02/15/2042	2.375%		175,000	126,957
11/15/2042	2.750%		590,000	446,003
02/15/2049	3.000%		2,760,000	1,997,550
08/15/2052	3.000%		95,000	66,767
Total U.S. Treasury Obligations (Cost $12,058,919)				11,530,199

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $105,033)	25,478

Money Market Funds 26.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(r),(s)	160,020,988	159,956,980
Total Money Market Funds (Cost $159,968,701)		159,956,980
Total Investments in Securities (Cost $619,333,272)		618,515,470

Investments in Securities Sold Short

Corporate Bonds & Notes (0.1)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers (0.1)%
S&S Holdings LLC(a)
10/01/2031	8.375%	(695,000)	(666,569)
Total Corporate Bonds & Notes (Proceeds $615,676)			(666,569)
Total Investments in Securities Sold Short (Proceeds $615,676)			(666,569)

Total Investments in Securities, Net of Securities Sold Short	617,848,901
Other Assets & Liabilities, Net	(2,420,291)
Net Assets	615,428,610
At May 31, 2026, securities and/or cash totaling $23,926,762 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
837,778 AUD	599,531 USD	ANZ Securities	06/17/2026	—	(2,446)
569,711 NZD	334,659 USD	ANZ Securities	06/17/2026	—	(6,680)
1,615,192 USD	2,270,296 AUD	ANZ Securities	06/17/2026	16,107	—
26,797 USD	259,581 NOK	ANZ Securities	06/17/2026	1,269	—
852,287 USD	1,448,191 NZD	ANZ Securities	06/17/2026	15,390	—
63,602 EUR	74,855 USD	Barclays	06/17/2026	621	—
13,428,893 EUR	15,619,189 USD	Barclays	06/17/2026	—	(54,544)
79,298,156 JPY	506,079 USD	Barclays	06/17/2026	7,560	—
16,223,320 MXN	929,224 USD	Barclays	06/17/2026	—	(5,349)
2,133,118 NZD	1,246,233 USD	Barclays	06/17/2026	—	(31,814)
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
158,623 USD	216,658 CAD	Barclays	06/17/2026	—	(1,367)
3,120,822 USD	2,685,459 EUR	Barclays	06/17/2026	13,552	—
355,498 USD	300,524 EUR	Barclays	06/17/2026	—	(4,736)
884,727 USD	139,145,502 JPY	Barclays	06/17/2026	—	(9,969)
455,263 USD	8,015,587 MXN	Barclays	06/17/2026	6,489	—
1,983,141 USD	2,526,957 SGD	Barclays	06/17/2026	—	(1,017)
1,681,621 NZD	735,000 GBP	Barclays	06/24/2026	—	(17,980)
94,297 USD	882,005 NOK	BMO Capital Markets Corp.	06/17/2026	1,068	—
412,291 USD	350,347 EUR	BNY Capital Markets	06/17/2026	—	(3,378)
87,169 USD	122,293 AUD	CIBC	06/17/2026	703	—
3,274,540 CAD	2,419,895 USD	Citi	06/17/2026	43,156	—
1,831,603 EUR	2,114,028 USD	Citi	06/17/2026	—	(23,754)
35,952,639 JPY	228,561 USD	Citi	06/17/2026	2,540	—
700,237 NZD	411,390 USD	Citi	06/17/2026	—	(8,154)
593,547 USD	858,410 AUD	Citi	06/17/2026	23,254	—
1,035,815 USD	895,623 EUR	Citi	06/17/2026	9,525	—
1,199,615 USD	1,020,394 EUR	Citi	06/17/2026	—	(8,648)
78,256 USD	57,638 GBP	Citi	06/17/2026	—	(637)
225,310 USD	35,684,652 JPY	Citi	06/17/2026	—	(973)
451,849 USD	767,263 NZD	Citi	06/17/2026	7,853	—
50,978 AUD	36,704 USD	Citi	06/26/2026	80	—
277,383 EUR	326,192 USD	Citi	06/26/2026	2,313	—
379,801 GBP	511,665 USD	Citi	06/26/2026	209	—
1,045,098 GBP	1,391,088 USD	Citi	06/26/2026	—	(16,287)
1,818 USD	1,368 GBP	Citi	06/26/2026	24	—
502,342 BRL	100,000 USD	Deutsche Bank	06/02/2026	419	—
9,561,652 INR	100,000 USD	Deutsche Bank	06/05/2026	—	(613)
1,999,996 USD	189,254,317 INR	Deutsche Bank	06/08/2026	—	(9,261)
100,000 USD	89,157,072 CLP	Deutsche Bank	06/12/2026	180	—
100,000 USD	9,479,058 INR	Deutsche Bank	06/12/2026	—	(338)
249,281,182 INR	2,600,005 USD	Deutsche Bank	06/15/2026	—	(19,968)
148,390,622 KRW	100,000 USD	Deutsche Bank	06/15/2026	1,534	—
382,364,454 COP	100,000 USD	Deutsche Bank	06/16/2026	—	(3,329)
19,207,704 INR	200,000 USD	Deutsche Bank	06/18/2026	—	(1,803)
759,806,934 COP	200,000 USD	Deutsche Bank	06/22/2026	—	(5,000)
19,242,289 INR	200,000 USD	Deutsche Bank	06/22/2026	—	(2,070)
749,450,948 COP	200,000 USD	Deutsche Bank	06/26/2026	—	(1,991)
6,271,334 TWD	200,000 USD	Deutsche Bank	06/29/2026	933	—
268,972,105 CLP	300,001 USD	Deutsche Bank	06/30/2026	—	(2,265)
734,311,911 COP	200,000 USD	Deutsche Bank	06/30/2026	2,300	—
100,000 USD	365,608,548 COP	Deutsche Bank	06/30/2026	—	(1,566)
267,145,792 CLP	300,001 USD	Deutsche Bank	07/02/2026	—	(217)
915,801 EUR	1,055,296 USD	Goldman Sachs	06/17/2026	—	(13,595)
31,070,929 MXN	1,738,939 USD	Goldman Sachs	06/17/2026	—	(50,957)
313,721 USD	49,818,379 JPY	Goldman Sachs	06/17/2026	—	(531)
2,444,959 AUD	1,681,521 USD	Goldman Sachs	06/26/2026	—	(74,972)
4,031,543 EUR	4,663,225 USD	Goldman Sachs	06/26/2026	—	(44,101)
1,759,212 EUR	2,042,832 USD	HSBC	06/17/2026	—	(10,459)
4,261,167 SGD	3,330,906 USD	HSBC	06/17/2026	—	(11,518)
598,319 USD	839,840 AUD	HSBC	06/17/2026	5,140	—
1,143,587 USD	986,369 EUR	HSBC	06/17/2026	7,669	—
6,091,444 USD	5,170,669 EUR	HSBC	06/17/2026	—	(56,420)
937,550 USD	1,596,315 NZD	HSBC	06/17/2026	18,875	—
735,000 USD	116,795,991 JPY	HSBC	06/24/2026	—	(321)
506,509 BRL	100,000 USD	JPMorgan	06/02/2026	—	(407)
200,000 USD	1,005,342 BRL	JPMorgan	06/02/2026	—	(707)
765,225,579 COP	200,000 USD	JPMorgan	06/05/2026	—	(7,396)
12,673,480 TWD	400,000 USD	JPMorgan	06/05/2026	—	(4,320)

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
200,000 USD	732,134,000 COP	JPMorgan	06/05/2026	—	(1,572)
100,000 USD	9,602,278 INR	JPMorgan	06/05/2026	1,041	—
399,999 USD	12,668,261 TWD	JPMorgan	06/05/2026	4,154	—
544,891,280 CLP	600,001 USD	JPMorgan	06/08/2026	—	(12,236)
192,096,800 INR	2,000,000 USD	JPMorgan	06/08/2026	—	(20,635)
1,459,660,000 KRW	1,000,000 USD	JPMorgan	06/08/2026	31,419	—
600,000 USD	544,668,000 CLP	JPMorgan	06/08/2026	11,987	—
999,998 USD	1,510,351,092 KRW	JPMorgan	06/08/2026	2,220	—
1,909,163,920 COP	500,001 USD	JPMorgan	06/09/2026	—	(16,884)
500,000 USD	1,862,140,000 COP	JPMorgan	06/09/2026	4,154	—
2,608,938,000 KRW	1,800,000 USD	JPMorgan	06/11/2026	68,805	—
12,562,200 TWD	400,000 USD	JPMorgan	06/11/2026	—	(266)
1,799,996 USD	2,705,766,840 KRW	JPMorgan	06/11/2026	—	(4,550)
399,999 USD	12,686,701 TWD	JPMorgan	06/11/2026	4,234	—
89,414,428 CLP	100,000 USD	JPMorgan	06/12/2026	—	(468)
9,609,190 INR	100,000 USD	JPMorgan	06/12/2026	—	(1,030)
299,773,235 KRW	200,000 USD	JPMorgan	06/12/2026	1,082	—
3,159,480 TWD	100,000 USD	JPMorgan	06/12/2026	—	(648)
200,000 USD	292,602,248 KRW	JPMorgan	06/12/2026	—	(5,840)
100,000 USD	3,146,238 TWD	JPMorgan	06/12/2026	227	—
1,183,912,000 KRW	800,000 USD	JPMorgan	06/15/2026	14,403	—
3,138,993 TWD	100,000 USD	JPMorgan	06/15/2026	67	—
3,156,783 TWD	100,000 USD	JPMorgan	06/15/2026	—	(499)
899,998 USD	1,357,725,417 KRW	JPMorgan	06/15/2026	934	—
200,000 USD	6,295,730 TWD	JPMorgan	06/15/2026	431	—
100,000 USD	363,080,202 COP	JPMorgan	06/16/2026	—	(1,882)
423,000 AUD	293,380 USD	JPMorgan	06/17/2026	—	(10,562)
2,613,182 EUR	3,042,841 USD	JPMorgan	06/17/2026	—	(7,173)
2,580,849 GBP	3,460,173 USD	JPMorgan	06/17/2026	—	(15,367)
8,343,682 NOK	893,160 USD	JPMorgan	06/17/2026	—	(8,987)
4,245,804 NZD	2,522,262 USD	JPMorgan	06/17/2026	—	(21,591)
612,485 USD	847,935 AUD	JPMorgan	06/17/2026	—	(3,209)
1,145,509 USD	989,503 EUR	JPMorgan	06/17/2026	9,404	—
1,965,167 USD	1,675,485 EUR	JPMorgan	06/17/2026	—	(9,600)
1,223,240 USD	11,927,822 NOK	JPMorgan	06/17/2026	66,436	—
413,510 USD	699,022 NZD	JPMorgan	06/17/2026	5,306	—
6,317,000 TWD	200,000 USD	JPMorgan	06/18/2026	—	(981)
363,583,000 COP	100,000 USD	JPMorgan	06/22/2026	1,903	—
211,628,120 INR	2,200,000 USD	JPMorgan	06/22/2026	—	(22,388)
2,704,968,000 KRW	1,800,000 USD	JPMorgan	06/22/2026	5,105	—
1,509,797,430 KRW	1,000,000 USD	JPMorgan	06/22/2026	—	(1,834)
25,377,880 TWD	800,000 USD	JPMorgan	06/22/2026	—	(6,743)
600,000 USD	544,830,000 CLP	JPMorgan	06/22/2026	12,233	—
700,000 USD	2,681,794,000 COP	JPMorgan	06/22/2026	23,564	—
759,283 AUD	542,128 USD	JPMorgan	06/26/2026	—	(3,352)
209,062 EUR	243,374 USD	JPMorgan	06/26/2026	—	(732)
106,883 GBP	141,340 USD	JPMorgan	06/26/2026	—	(2,594)
148,671 USD	126,567 EUR	JPMorgan	06/26/2026	—	(888)
238,039 USD	177,075 GBP	JPMorgan	06/26/2026	418	—
200,000 USD	299,658,000 KRW	JPMorgan	06/26/2026	—	(1,161)
100,000 USD	3,161,488 TWD	JPMorgan	06/26/2026	417	—
9,627,411 INR	100,000 USD	JPMorgan	06/29/2026	—	(1,017)
1,357,209,000 KRW	900,000 USD	JPMorgan	06/29/2026	—	(576)
100,000 USD	89,393,000 CLP	JPMorgan	06/30/2026	458	—
100,000 USD	510,210 BRL	JPMorgan	07/02/2026	402	—
6,200,000 AUD	7,438,797 NZD	JPMorgan	07/08/2026	6,910	—
7,480,565 CAD	7,600,000 AUD	JPMorgan	07/08/2026	23,928	—
6,836,627 CAD	4,250,000 EUR	JPMorgan	07/08/2026	—	(1,824)
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,103,902 CNH	1,200,000 USD	JPMorgan	07/08/2026	—	(996)
5,125,000 EUR	8,375,518 AUD	JPMorgan	07/08/2026	28,372	—
5,500,000 EUR	5,024,685 CHF	JPMorgan	07/08/2026	37,264	—
200,000 EUR	71,355,666 HUF	JPMorgan	07/08/2026	1,077	—
4,125,000 EUR	44,549,662 NOK	JPMorgan	07/08/2026	—	(3,815)
400,000 EUR	1,696,922 PLN	JPMorgan	07/08/2026	562	—
3,500,000 EUR	37,827,850 SEK	JPMorgan	07/08/2026	15,912	—
4,125,000 GBP	7,767,953 AUD	JPMorgan	07/08/2026	24,433	—
1,625,000 GBP	1,710,202 CHF	JPMorgan	07/08/2026	11,354	—
3,732,086 GBP	4,300,000 EUR	JPMorgan	07/08/2026	—	(2,258)
125,000 GBP	26,645,775 JPY	JPMorgan	07/08/2026	—	(521)
769,454,612 JPY	6,800,000 AUD	JPMorgan	07/08/2026	38,229	—
620,666,820 JPY	5,400,000 CAD	JPMorgan	07/08/2026	14,367	—
556,723,365 JPY	2,750,000 CHF	JPMorgan	07/08/2026	30,894	—
647,239,600 JPY	3,500,000 EUR	JPMorgan	07/08/2026	12,732	—
506,060,915 JPY	2,375,000 GBP	JPMorgan	07/08/2026	11,205	—
656,071,500 JPY	7,000,000 NZD	JPMorgan	07/08/2026	65,164	—
462,500,000 JPY	2,908,972 USD	JPMorgan	07/08/2026	—	(3,695)
16,901,500 NZD	14,000,000 AUD	JPMorgan	07/08/2026	—	(78,086)
38,506,006 SEK	38,500,000 NOK	JPMorgan	07/08/2026	—	(17,045)
4,426,993 USD	6,100,000 CAD	JPMorgan	07/08/2026	4,673	—
4,140,062 USD	3,250,000 CHF	JPMorgan	07/08/2026	39,967	—
6,500,000 USD	43,965,033 CNH	JPMorgan	07/08/2026	15,606	—
4,361,666 USD	3,750,000 EUR	JPMorgan	07/08/2026	19,219	—
4,857,921 USD	3,625,000 GBP	JPMorgan	07/08/2026	23,547	—
2,100,000 USD	644,038,815 HUF	JPMorgan	07/08/2026	18,566	—
2,500,000 USD	7,074,733 ILS	JPMorgan	07/08/2026	9,669	—
3,642,451 USD	63,500,000 MXN	JPMorgan	07/08/2026	8,972	—
3,800,000 USD	35,293,352 NOK	JPMorgan	07/08/2026	14,689	—
1,061,048 USD	1,800,000 NZD	JPMorgan	07/08/2026	18,149	—
4,800,000 USD	17,512,954 PLN	JPMorgan	07/08/2026	28,480	—
2,100,000 USD	19,511,671 SEK	JPMorgan	07/08/2026	17,231	—
7,700,000 USD	9,825,932 SGD	JPMorgan	07/08/2026	19,018	—
1,600,000 USD	76,229,470 TRY	JPMorgan	07/08/2026	4,895	—
3,700,000 USD	60,956,523 ZAR	JPMorgan	07/08/2026	48,042	—
3,260,972 ZAR	200,000 USD	JPMorgan	07/08/2026	—	(508)
8,830,636 AUD	6,306,024 USD	Morgan Stanley	06/17/2026	—	(39,141)
11,565,137 JPY	73,375 USD	Morgan Stanley	06/17/2026	669	—
23,632,585 NOK	2,447,380 USD	Morgan Stanley	06/17/2026	—	(107,853)
599,225 USD	829,894 AUD	Morgan Stanley	06/17/2026	—	(2,913)
40,775 USD	35,223 EUR	Morgan Stanley	06/17/2026	336	—
1,169,184 USD	996,831 EUR	Morgan Stanley	06/17/2026	—	(5,717)
415,492 USD	699,163 NZD	Morgan Stanley	06/17/2026	3,408	—
734,375 GBP	1,692,114 NZD	Morgan Stanley	06/24/2026	25,109	—
1,666,587 NZD	735,000 GBP	Morgan Stanley	06/24/2026	—	(8,970)
2,496,611 AUD	1,780,722 USD	Royal Bank of Canada	06/17/2026	—	(13,193)
556,670 EUR	643,265 USD	Royal Bank of Canada	06/17/2026	—	(6,461)
3,786,070 MXN	216,542 USD	Royal Bank of Canada	06/17/2026	—	(1,561)
597,964 USD	829,894 AUD	Royal Bank of Canada	06/17/2026	—	(1,652)
1,199,114 USD	1,021,530 EUR	Royal Bank of Canada	06/17/2026	—	(6,820)
615,308 USD	11,017,396 MXN	Royal Bank of Canada	06/17/2026	19,369	—
1,671,685 NZD	742,292 GBP	Royal Bank of Canada	06/24/2026	—	(2,206)
2,995,000 USD	473,555,952 JPY	Royal Bank of Canada	06/24/2026	—	(16,200)
910,629 AUD	652,791 USD	Standard Chartered	06/17/2026	—	(1,533)
879,136 EUR	1,025,855 USD	Standard Chartered	06/17/2026	—	(242)
14,005,235 MXN	780,775 USD	Standard Chartered	06/17/2026	—	(26,022)
3,050,414 NOK	330,800 USD	Standard Chartered	06/17/2026	979	—
788,548 USD	7,286,184 NOK	Standard Chartered	06/17/2026	—	(742)

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
410,628 USD	699,022 NZD	Standard Chartered	06/17/2026	8,188	—
1,347,765 USD	1,719,749 SGD	Standard Chartered	06/17/2026	1,191	—
641,723 GBP	735,750 EUR	Standard Chartered	06/24/2026	—	(5,171)
912,204 EUR	1,071,890 USD	State Street	06/17/2026	7,197	—
100,263,941 JPY	637,031 USD	State Street	06/17/2026	6,708	—
14,337,378 MXN	798,145 USD	State Street	06/17/2026	—	(27,785)
1,285,881 USD	1,108,776 EUR	State Street	06/17/2026	8,243	—
2,215,129 USD	1,891,127 EUR	State Street	06/17/2026	—	(7,872)
669,201 USD	11,902,614 MXN	State Street	06/17/2026	16,470	—
735,750 EUR	638,500 GBP	State Street	06/24/2026	831	—
39,445 EUR	46,557 USD	TD Securities	06/17/2026	518	—
63,053 USD	54,565 EUR	TD Securities	06/17/2026	633	—
37,438 USD	31,972 EUR	TD Securities	06/17/2026	—	(122)
80,812 USD	60,028 GBP	TD Securities	06/17/2026	25	—
837,778 AUD	606,183 USD	UBS	06/17/2026	4,206	—
1,032,340 AUD	713,967 USD	UBS	06/17/2026	—	(27,811)
1,704,413 EUR	1,976,341 USD	UBS	06/17/2026	—	(12,990)
1,400,475 NZD	819,194 USD	UBS	06/17/2026	—	(19,894)
1,322,651 USD	1,881,196 AUD	UBS	06/17/2026	29,063	—
113,122 USD	96,505 EUR	UBS	06/17/2026	—	(485)
2,962,500 GBP	6,761,560 NZD	UBS	06/24/2026	62,639	—
Total				1,268,475	(1,159,227)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	2	08/2026	USD	184,138	1,157	—
3-Month Aluminum	1	08/2026	USD	91,969	1,640	—
3-Month Aluminum	1	08/2026	USD	91,844	1,757	—
3-Month Aluminum	1	08/2026	USD	91,763	747	—
3-Month Lead	1	08/2026	USD	50,400	—	(216)
3-Month Nickel	6	08/2026	USD	685,720	8,427	—
3-Month Nickel	1	08/2026	USD	114,348	462	—
3-Month Zinc	1	08/2026	USD	88,422	2,069	—
3-Month Zinc	5	08/2026	USD	442,171	2,679	—
3-Month Zinc	1	08/2026	USD	88,406	—	(357)
Australian Dollar	138	06/2026	USD	9,909,090	158,445	—
Australian Dollar	46	06/2026	USD	3,303,030	49,506	—
Brazilian Real	1	06/2026	USD	19,685	—	(26)
Brazilian Real	92	06/2026	USD	1,811,020	—	(7,794)
Brent Crude	1	06/2026	USD	91,120	—	(1,771)
Brent Crude	27	06/2026	USD	2,460,240	—	(340,048)
Brent Crude	3	07/2026	USD	267,330	—	(14,013)
Brent Crude	1	08/2026	USD	87,220	—	(6,421)
Brent Crude	5	10/2026	USD	420,900	—	(14,935)
British Pound	32	06/2026	USD	2,692,200	—	(25,566)
CAC40 Index	7	06/2026	EUR	572,635	11,309	—
CAC40 Index	6	06/2026	EUR	490,830	179	—
Canola	40	07/2026	CAD	608,720	20,609	—
Canola	15	11/2026	CAD	231,810	12,139	—
Cocoa	2	07/2026	GBP	59,500	—	(1,315)
Cocoa	1	09/2026	USD	39,990	2,598	—
Consumer Discretionary Select Sector Index E-mini	1	06/2026	USD	244,660	—	(471)
Consumer Staples Select Sector Index E-mini	2	06/2026	USD	167,300	—	(2,563)
Copper	10	07/2026	USD	1,597,250	60,842	—
Copper	5	07/2026	USD	798,625	33,479	—
Copper	1	07/2026	USD	159,725	—	(6,023)
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	3	09/2026	USD	1,022,696	—	(35,493)
Copper	5	09/2026	USD	806,063	29,266	—
Corn	53	09/2026	USD	1,207,738	—	(51,257)
Corn	103	12/2026	USD	2,446,250	—	(95,294)
Cotton	29	07/2026	USD	1,104,175	—	(127,138)
Cotton	15	12/2026	USD	596,925	—	(4,190)
Cotton	32	12/2026	USD	1,273,440	—	(52,027)
DAX Index	2	06/2026	EUR	1,258,950	15,700	—
DAX Index Mini	1	06/2026	EUR	125,895	3,844	—
DJIA Index E-mini	13	06/2026	USD	3,320,005	123,035	—
DJIA Index E-mini	3	06/2026	USD	766,155	21,635	—
DJIA Micro E-mini	1	06/2026	USD	25,539	943	—
ECX Emissions EUA	4	12/2026	EUR	322,520	10,075	—
Energy Select Sector Index E-mini	1	06/2026	USD	118,090	—	(8,861)
Euro FX	1	06/2026	USD	145,913	217	—
Euro FX Micro E-mini	1	06/2026	USD	14,591	—	(72)
Euro STOXX 50 Index	20	06/2026	EUR	1,212,800	65,710	—
Euro STOXX 50 Index	11	06/2026	EUR	667,040	11,763	—
Euro STOXX Banks Index	22	06/2026	EUR	301,345	15,674	—
Euro/Japanese Yen	1	06/2026	JPY	23,208,750	1,715	—
Euro-BTP	8	06/2026	EUR	952,080	5,167	—
Euro-Bund	5	06/2026	EUR	632,450	914	—
Euro-Bund	5	06/2026	EUR	632,450	—	(9,772)
FTSE 100 Index	13	06/2026	GBP	1,357,590	27,768	—
FTSE 100 Index	3	06/2026	GBP	313,290	6,590	—
FTSE 100 Index	6	06/2026	GBP	626,580	—	(255)
FTSE 100 Index	2	06/2026	GBP	208,860	—	(5,427)
FTSE China A50 Index	103	06/2026	USD	1,623,589	27,819	—
FTSE China A50 Index	88	06/2026	USD	1,387,144	14,354	—
FTSE Taiwan Index	6	06/2026	USD	945,600	28,798	—
FTSE Taiwan Index	4	06/2026	USD	630,400	19,253	—
FTSE/JSE Top 40 Index	3	06/2026	ZAR	3,216,120	—	(279)
FTSE/MIB Index	5	06/2026	EUR	1,252,475	123,481	—
FTSE/MIB Index	1	06/2026	EUR	250,495	2,995	—
FTSE/MIB Index Mini	8	06/2026	EUR	400,792	26,293	—
Gas Oil	15	07/2026	USD	1,501,875	—	(116,848)
Gas Oil	3	10/2026	USD	281,775	—	(21,003)
Gold 100 oz.	3	08/2026	USD	1,377,900	4,825	—
Hard Red Winter Wheat	10	07/2026	USD	324,875	5,776	—
Hard Red Winter Wheat	3	07/2026	USD	97,463	2,359	—
Hard Red Winter Wheat	13	07/2026	USD	422,338	—	(8,875)
Hard Red Winter Wheat	5	09/2026	USD	165,375	1,001	—
IBEX 35 Index	5	06/2026	EUR	922,355	43,195	—
IBEX 35 Index	1	06/2026	EUR	184,471	9,151	—
IBEX 35 Index Mini	4	06/2026	EUR	73,788	3,909	—
ICE NYSE Fang + Index	2	06/2026	USD	184,486	16,752	—
Industrials Select Sector Index	2	06/2026	USD	349,560	7,727	—
JPX-Nikkei Index 400	1	06/2026	JPY	3,607,500	1,190	—
KLCI Index	6	06/2026	MYR	504,000	—	(947)
KOSPI 200 Index Mini	1	06/2026	KRW	67,500,000	3,427	—
Live Cattle	15	08/2026	USD	1,434,300	—	(40,353)
Live Cattle	21	08/2026	USD	2,008,020	—	(56,358)
Live Cattle	14	10/2026	USD	1,290,380	—	(66,231)
Live Cattle	14	12/2026	USD	1,286,320	—	(41,421)
Live Cattle	10	02/2027	USD	921,400	—	(21,212)
Maize	7	08/2026	EUR	79,450	3,320	—
Mexican Peso	156	06/2026	USD	4,488,120	76,527	—
Mexican Peso	3	06/2026	USD	86,310	1,890	—

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	17	06/2026	USD	2,644,605	115,626	—
MSCI EAFE Index	8	06/2026	USD	1,244,520	36,858	—
MSCI Emerging Markets Index	17	06/2026	USD	1,486,225	180,939	—
MSCI Emerging Markets Index	6	06/2026	USD	524,550	32,532	—
MSCI Singapore Index	2	06/2026	SGD	92,160	324	—
MSCI Singapore Index	19	06/2026	SGD	875,520	—	(1,107)
MSCI Singapore Index	33	06/2026	SGD	1,520,640	—	(1,340)
NASDAQ 100 Index E-mini	8	06/2026	USD	4,864,840	579,373	—
NASDAQ 100 Index E-mini	2	06/2026	USD	1,216,210	34,582	—
Natural Gas	2	06/2026	USD	65,800	2,427	—
Natural Gas	3	08/2026	USD	98,400	1,675	—
Natural Gas NBP	10	06/2026	GBP	343,449	—	(25,367)
Natural Gas NBP	5	07/2026	GBP	172,112	—	(16,728)
New Zealand 3-Month Bill	6	09/2026	NZD	5,955,214	811	—
Nickel	13	09/2026	USD	1,490,549	—	(9,682)
Nikkei 225 Index	5	06/2026	JPY	166,150,000	114,800	—
Nikkei 225 Index	1	06/2026	USD	331,150	44,773	—
Nikkei 225 Index	4	06/2026	JPY	265,880,000	185,614	—
Nikkei 225 Index	1	06/2026	JPY	66,470,000	30,153	—
Nikkei 225 Index Mini	12	06/2026	JPY	79,764,000	67,999	—
Norwegian Krone	39	06/2026	USD	8,431,800	199,272	—
NY Harbor ULSD Heat Oil	9	06/2026	USD	1,318,691	—	(58,471)
NY Harbor ULSD Heat Oil	5	11/2026	USD	674,856	36,258	—
Oat	2	07/2026	USD	35,875	—	(2,280)
OMXS30 Index	35	06/2026	SEK	11,004,000	31,173	—
Palladium	1	09/2026	USD	138,190	—	(3,228)
Platinum	1	07/2026	USD	96,475	—	(57)
Platinum	5	07/2026	USD	482,375	—	(58,679)
Platinum	2	04/2027	JPY	9,648,000	—	(2,674)
Primary Aluminum	28	09/2026	USD	2,559,158	36,235	—
Rapeseed	15	07/2026	EUR	393,188	18,914	—
Rapeseed	4	10/2026	EUR	105,900	6,368	—
RBOB Gasoline	1	06/2026	USD	127,445	—	(21,913)
RBOB Gasoline	17	06/2026	USD	2,166,562	—	(197,735)
RBOB Gasoline	1	07/2026	USD	124,299	5,576	—
RBOB Gasoline	1	08/2026	USD	120,544	10,939	—
RBOB Gasoline	1	09/2026	USD	111,098	—	(11,358)
Rough Rice	4	07/2026	USD	100,840	—	(2,709)
Rubber	1	10/2026	JPY	2,088,000	218	—
Russell 2000 Index E-mini	24	06/2026	USD	3,509,160	173,562	—
Russell 2000 Index E-mini	6	06/2026	USD	877,290	35,276	—
Russell 2000 Index Micro E-Mini	1	06/2026	USD	14,622	8	—
S&P 500 Index E-mini	21	06/2026	USD	7,975,538	399,517	—
S&P 500 Index E-mini	13	06/2026	USD	4,937,238	318,343	—
S&P 500 Index Micro E-mini	1	06/2026	USD	37,979	3,906	—
S&P Mid 400 Index E-mini	7	06/2026	USD	2,612,400	141,497	—
S&P Mid 400 Index E-mini	1	06/2026	USD	373,200	7,369	—
S&P/TSX 60 Index	12	06/2026	CAD	4,854,960	158,636	—
S&P/TSX 60 Index	3	06/2026	CAD	1,213,740	53,836	—
SGX TSI Iron Ore China 62%	123	07/2026	USD	1,294,452	4,486	—
SGX TSI Iron Ore China 62%	145	07/2026	USD	1,525,980	—	(24,875)
Silver	1	07/2026	USD	379,375	—	(20,036)
Silver	1	07/2026	USD	379,375	—	(53,752)
South African Rand	134	06/2026	USD	4,120,500	35,752	—
Soybean	14	07/2026	USD	830,725	6,079	—
Soybean	16	07/2026	USD	949,400	—	(22,411)
Soybean	24	07/2026	USD	1,424,100	—	(27,363)
Soybean	36	11/2026	USD	2,142,000	45,757	—
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean	23	01/2027	USD	1,384,025	25,598	—
Soybean Meal	45	07/2026	USD	1,484,100	12,187	—
Soybean Meal	12	07/2026	USD	395,760	2,803	—
Soybean Meal	14	12/2026	USD	448,420	1,058	—
Soybean Oil	58	07/2026	USD	2,704,656	555,377	—
Soybean Oil	10	07/2026	USD	466,320	52,201	—
Soybean Oil	34	12/2026	USD	1,477,776	146,084	—
Soybean Oil	13	01/2027	USD	559,104	59,371	—
SPI 200 Index	4	06/2026	AUD	875,000	5,231	—
SPI 200 Index	4	06/2026	AUD	875,000	—	(10,720)
STOXX 600 Insurance Index	1	06/2026	EUR	24,605	—	(839)
STOXX 600 Utilities Index	1	06/2026	EUR	26,975	—	(1,296)
STOXX Europe 600 Bank Index	9	06/2026	EUR	169,515	12,611	—
STOXX Europe 600 Index	38	06/2026	EUR	1,190,730	57,315	—
STOXX Europe 600 Index	17	06/2026	EUR	532,695	32,994	—
Sugar #11	1	06/2026	USD	15,747	65	—
Sugar #11	8	09/2026	USD	130,278	—	(6,604)
Sugar #11	12	02/2027	USD	206,976	—	(6,724)
Swiss Franc	1	06/2026	USD	160,300	555	—
Technology Select Sector Index E-mini	1	06/2026	USD	385,540	96,489	—
Thai SET50 Index	54	06/2026	THB	10,942,560	16,273	—
TOPIX Index	5	06/2026	JPY	198,100,000	94,719	—
TOPIX Index	4	06/2026	JPY	158,480,000	23,053	—
TOPIX Index Mini	11	06/2026	JPY	43,582,000	13,658	—
U.S. Treasury 2-Year Note	50	09/2026	USD	10,328,125	15,858	—
U.S. Treasury 5-Year Note	200	09/2026	USD	21,442,188	82,128	—
Wheat	9	07/2026	USD	274,725	—	(7,383)
Wheat	20	07/2026	USD	610,500	—	(32,457)
Wheat	10	09/2026	USD	311,750	—	(7,685)
Wheat	21	12/2026	USD	675,150	—	(16,047)
White Sugar #5	4	07/2026	USD	87,640	990	—
White Sugar #5	3	09/2026	USD	65,145	—	(713)
WIG 20 Index	28	06/2026	PLN	2,035,600	23,834	—
WTI Crude	1	06/2026	USD	87,360	—	(10,901)
WTI Crude	25	06/2026	USD	2,184,000	—	(241,403)
WTI Crude	1	07/2026	USD	85,300	3,228	—
WTI Crude	1	08/2026	USD	83,190	—	(5,751)
WTI Crude	2	08/2026	USD	166,380	5,976	—
WTI Crude	2	09/2026	USD	162,520	—	(11,182)
WTI Crude	3	09/2026	USD	243,780	—	(17,195)
WTI Crude	3	11/2026	USD	234,870	14,195	—
Yen Denominated Nikkei 225 Index	2	06/2026	JPY	66,225,000	64,970	—
Zinc	1	09/2026	USD	88,472	592	—
Zinc	15	09/2026	USD	1,327,073	—	(4,822)
Total					5,708,978	(2,128,319)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(2)	06/2026	JPY	(25,784,000)	831	—
1-Month SOFR	(13)	10/2026	USD	(5,216,126)	1,877	—
1-Month SOFR	(1)	10/2026	USD	(401,240)	—	(1)
30-Day Fed Funds	(1)	03/2027	USD	(400,782)	1,937	—
30-Day Fed Funds	(1)	04/2027	USD	(400,678)	1,187	—
3-Month Euro Euribor	(102)	09/2026	EUR	(24,858,675)	—	(70,601)
3-Month Euro Euribor	(77)	03/2027	EUR	(18,738,913)	25,404	—
3-Month Euro Euribor	(57)	06/2027	EUR	(13,873,088)	—	(30,583)

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(100)	06/2028	EUR	(24,366,250)	—	(40,538)
3-Month Euro Euribor	(39)	06/2029	EUR	(9,493,088)	—	(13,607)
3-Month Lead	(20)	08/2026	USD	(1,008,495)	—	(29,885)
3-Month SOFR	(186)	12/2026	USD	(44,763,225)	96,279	—
3-Month SOFR	(156)	06/2027	USD	(37,479,000)	—	(523)
3-Month SONIA	(81)	12/2026	GBP	(19,447,088)	—	(102,284)
90-Day AUD Bank Bill	(84)	09/2026	AUD	(83,057,918)	—	(21,341)
90-Day AUD Bank Bill	(12)	12/2026	AUD	(11,864,260)	11,615	—
90-Day AUD Bank Bill	(5)	06/2027	AUD	(4,944,406)	—	(435)
Australian 10-Year Bond	(64)	06/2026	AUD	(6,977,766)	—	(51,849)
Australian 10-Year Bond	(74)	06/2026	AUD	(8,068,042)	—	(66,995)
Australian 3-Year Bond	(144)	06/2026	AUD	(15,008,086)	—	(25,239)
Australian 3-Year Bond	(147)	06/2026	AUD	(15,320,755)	—	(54,774)
Canadian Dollar	(127)	06/2026	USD	(9,211,945)	1,801	—
Canadian Dollar	(1)	06/2026	USD	(72,535)	1,228	—
Canadian Government 10-Year Bond	(15)	09/2026	CAD	(1,803,450)	—	(13,288)
Canadian Government 10-Year Bond	(62)	09/2026	CAD	(7,454,260)	—	(38,832)
Canadian Government 5-Year Bond	(1)	09/2026	CAD	(112,750)	—	(175)
Class III Milk	(7)	08/2026	USD	(233,800)	7,869	—
Cocoa	(1)	07/2026	USD	(39,230)	—	(1,202)
Cocoa	(3)	09/2026	GBP	(88,620)	—	(1,793)
Cocoa	(8)	09/2026	USD	(319,920)	—	(5,644)
Coffee	(4)	07/2026	USD	(398,400)	38,559	—
Coffee	(4)	09/2026	USD	(388,050)	5,533	—
Coffee	(2)	09/2026	USD	(194,025)	1,064	—
Corn	(16)	07/2026	USD	(357,400)	11,951	—
Corn	(3)	07/2026	USD	(67,013)	1,380	—
Crude Palm Oil	(7)	07/2026	MYR	(788,025)	—	(499)
Crude Palm Oil	(3)	08/2026	MYR	(340,125)	272	—
Crude Palm Oil	(1)	09/2026	MYR	(114,025)	245	—
Euro FX	(50)	06/2026	USD	(7,295,625)	—	(21,849)
Euro-Bobl	(10)	06/2026	EUR	(1,161,100)	14,344	—
Euro-Bobl	(61)	06/2026	EUR	(7,082,710)	—	(36,293)
Euro-Bobl	(70)	06/2026	EUR	(8,127,700)	—	(56,577)
Euro-BTP	(8)	06/2026	EUR	(952,080)	14,212	—
Euro-BTP	(6)	06/2026	EUR	(714,060)	—	(2,672)
Euro-BTP	(5)	06/2026	EUR	(595,050)	—	(14,369)
Euro-Bund	(27)	06/2026	EUR	(3,415,230)	2,146	—
Euro-Bund	(20)	06/2026	EUR	(2,529,800)	—	(28,741)
Euro-Bund	(42)	06/2026	EUR	(5,312,580)	—	(52,859)
Euro-Buxl 30-Year	(3)	06/2026	EUR	(330,300)	5,577	—
Euro-Buxl 30-Year	(2)	06/2026	EUR	(220,200)	5,342	—
Euro-Buxl 30-Year	(10)	06/2026	EUR	(1,101,000)	—	(10,146)
Euro-Buxl 30-Year	(14)	06/2026	EUR	(1,541,400)	—	(41,648)
Euro-OAT	(5)	06/2026	EUR	(604,100)	6,598	—
Euro-OAT	(28)	06/2026	EUR	(3,382,960)	—	(60,201)
Euro-OAT	(26)	06/2026	EUR	(3,141,320)	—	(63,125)
Euro-Schatz	(127)	06/2026	EUR	(13,463,905)	14,475	—
Euro-Schatz	(69)	06/2026	EUR	(7,315,035)	—	(3,451)
Euro-Schatz	(209)	06/2026	EUR	(22,157,135)	—	(55,296)
Feeder Cattle	(2)	08/2026	USD	(348,425)	11,570	—
Financial Select Sector Index E-mini	(1)	06/2026	USD	(159,003)	1,284	—
FTSE/JSE Top 40 Index	(3)	06/2026	ZAR	(3,216,120)	753	—
Gas Oil	(1)	08/2026	USD	(97,775)	1,474	—
Gold	(2)	02/2027	JPY	(47,460,000)	9,347	—
Health Care Select Sector Index E-mini	(1)	06/2026	USD	(151,100)	—	(221)
IFSC Nifty 50 Index	(15)	06/2026	USD	(711,675)	2,956	—
IFSC Nifty 50 Index	(20)	06/2026	USD	(948,900)	2,939	—
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Indian Rupee	(1)	06/2026	USD	(20,984)	—	(241)
Indian Rupee	(170)	06/2026	USD	(3,567,280)	—	(70,667)
Indian Rupee Standard	(1)	06/2026	USD	(52,505)	—	(771)
Japanese 10-Year Government Bond	(15)	06/2026	JPY	(1,933,350,000)	174,541	—
Japanese 10-Year Government Bond	(2)	06/2026	JPY	(257,780,000)	21,511	—
Japanese 10-Year Government Bond	(1)	06/2026	JPY	(128,890,000)	—	(2,698)
Japanese Yen	(123)	06/2026	USD	(9,666,263)	153,609	—
Japanese Yen	(1)	06/2026	USD	(78,588)	1,454	—
Japanese Yen	(4)	06/2026	USD	(314,350)	—	(65)
Korea 3-Year Bond	(264)	06/2026	KRW	(27,279,120,000)	150,462	—
Lean Hogs	(12)	07/2026	USD	(477,600)	10,044	—
Lean Hogs	(32)	08/2026	USD	(1,258,880)	58,740	—
Lean Hogs	(6)	08/2026	USD	(236,040)	3,037	—
Lean Hogs	(8)	10/2026	USD	(273,040)	3,052	—
Long Gilt	(23)	09/2026	GBP	(2,041,020)	—	(34,152)
Long Gilt	(31)	09/2026	GBP	(2,750,940)	—	(62,409)
Lumber	(1)	07/2026	USD	(16,156)	207	—
Milling Wheat	(29)	09/2026	EUR	(300,875)	5,270	—
Milling Wheat	(15)	09/2026	EUR	(155,625)	—	(3,164)
Milling Wheat	(15)	12/2026	EUR	(162,000)	—	(3,697)
Milling Wheat	(7)	03/2027	EUR	(77,613)	—	(2,299)
Natural Gas	(28)	06/2026	USD	(921,200)	—	(56,412)
Natural Gas	(1)	09/2026	USD	(33,270)	2,408	—
Natural Gas	(2)	09/2026	USD	(66,540)	—	(2,493)
Natural Gas E-mini	(1)	06/2026	USD	(8,225)	—	(163)
New Zealand Dollar	(1)	06/2026	USD	(59,875)	—	(627)
New Zealand Dollar	(42)	06/2026	USD	(2,514,750)	—	(58,303)
NY Harbor ULSD Heat Oil	(1)	08/2026	USD	(142,401)	1,792	—
Palladium	(1)	09/2026	USD	(138,190)	158	—
Robusta Coffee	(1)	07/2026	USD	(34,760)	—	(721)
Robusta Coffee	(5)	09/2026	USD	(167,350)	—	(4,326)
Short Term Euro-BTP	(86)	06/2026	EUR	(9,153,410)	—	(24,126)
Short Term Euro-BTP	(105)	06/2026	EUR	(11,175,675)	—	(62,021)
South Korean Won	(15)	06/2026	USD	(248,888)	4,119	—
Sugar #11	(49)	09/2026	USD	(797,955)	44,355	—
Sugar #11	(3)	04/2027	USD	(51,139)	—	(1,418)
Swedish Krona	(2)	06/2026	USD	(433,600)	—	(6,804)
Swiss Franc	(6)	06/2026	USD	(961,800)	—	(8,355)
U.S. Dollar Index	(13)	06/2026	USD	(1,285,076)	300	—
U.S. Long Bond	(4)	09/2026	USD	(448,875)	—	(6,068)
U.S. Long Bond	(27)	09/2026	USD	(3,029,906)	—	(36,307)
U.S. Long Bond	(19)	09/2026	USD	(2,132,156)	—	(52,350)
U.S. Treasury 10-Year Note	(101)	09/2026	USD	(11,092,641)	—	(71,941)
U.S. Treasury 10-Year Note	(77)	09/2026	USD	(8,456,766)	—	(88,945)
U.S. Treasury 2-Year Note	(143)	09/2026	USD	(29,538,438)	—	(28,312)
U.S. Treasury 2-Year Note	(171)	09/2026	USD	(35,322,188)	—	(66,931)
U.S. Treasury 5-Year Note	(59)	09/2026	USD	(6,325,445)	—	(22,636)
U.S. Treasury 5-Year Note	(160)	09/2026	USD	(17,153,750)	—	(99,110)
U.S. Treasury Ultra 10-Year Note	(33)	09/2026	USD	(3,698,578)	—	(28,217)
U.S. Treasury Ultra 10-Year Note	(215)	09/2026	USD	(24,096,797)	—	(325,645)
U.S. Treasury Ultra Bond	(1)	09/2026	USD	(114,406)	30	—
U.S. Treasury Ultra Bond	(17)	09/2026	USD	(1,944,906)	—	(25,519)
U.S. Treasury Ultra Bond	(70)	09/2026	USD	(8,008,438)	—	(224,834)
Total					937,138	(2,500,283)

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
State Street SPDR S&P 500 ETF Trust	Piper Sandler & Co.	USD	1,815,552	24	690.00	06/18/2026	24,864	1,452
State Street SPDR S&P 500 ETF Trust	Morgan Stanley	USD	1,588,608	21	645.00	06/18/2026	25,011	536
State Street SPDR S&P 500 ETF Trust	Piper Sandler	USD	4,387,584	58	710.00	07/17/2026	55,158	23,490
Total							105,033	25,478

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SONIA and pay exercise rate	JPMorgan	GBP	(7,644,000)	(7,644,000)	3.60	07/15/2026	(6,225)	(1,630)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SONIA	JPMorgan	GBP	(7,644,000)	(7,644,000)	4.60	07/15/2026	(13,486)	(5,463)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.933%	SONIA	Receives Annually, Pays Annually	Citi	03/20/2028	GBP	8,449,000	32,720	—	—	32,720	—
Fixed rate of 3.933%	SONIA	Receives Annually, Pays Annually	Citi	03/20/2028	GBP	4,257,000	(13,474)	—	—	—	(13,474)
Total							19,246	—	—	32,720	(13,474)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 46	Barclays	06/20/2031	5.000	Quarterly	USD	8,613,000	(185,371)	—	—	—	(185,371)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Total return on iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley	06/20/2026	USD	10,000,000	(95,670)	—	15,672	—	—	(111,342)
SOFR	Total return on iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley	06/22/2026	USD	5,000,000	(39,450)	—	9,039	—	—	(48,489)
SOFR	Total return on iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley	09/21/2026	USD	5,000,000	(84,370)	—	1,922	—	—	(86,292)
Total							(219,490)	—	26,633	—	—	(246,123)

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.620%
SONIA	Sterling Overnight Index Average	3.730%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $252,972,178, which represents 41.11% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)	Perpetual security with no specified maturity date.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $443,660, which represents 0.07% of total net assets.

(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents a security purchased on a forward commitment basis.
(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $276,312, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,866
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	85,169
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	51,944
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,178	114,333
			245,563	276,312

(q)
The stated interest rate represents the weighted average interest rate at May 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(s)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	147,484,225	456,943,884	(444,465,054)	(6,075)	159,956,980	(795)	4,267,428	160,020,988

Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2026 (Unaudited)
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Alternative Strategies Fund  | 2026

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3QT100_(07/26)